     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 1997

                                                 SECURITIES ACT FILE NO. 2-57442
                                        INVESTMENT COMPANY ACT FILE NO. 811-2694
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                              -------------------
                                   FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/
                          PRE-EFFECTIVE AMENDMENT NO.                        / /
                        POST-EFFECTIVE AMENDMENT NO. 22                      /X/
                                     AND/OR


                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940                            /X/
                                 AMENDMENT NO. 19
                       (Check appropriate box or boxes)                      /X/

                            ------------------------

                        THE MUNICIPAL FUND ACCUMULATION
                                 PROGRAM, INC.
               (Exact name of registrant as specified in charter)

                        BOX 9011                                                  08543-9011
                  PRINCETON, NEW JERSEY                                           (Zip Code)
        (Address of Principal Executive Offices)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (609) 282-2000

                                 ARTHUR ZEIKEL
                 THE MUNICIPAL FUND ACCUMULATION PROGRAM, INC.
              800 SCUDDERS MILL ROAD, PLAINSBORO, NEW JERSEY 08536
                    (Name and address of agent for service)

                                   COPIES TO:

                PHILIP L. KIRSTEIN, ESQ.                                 LEONARD B. MACKEY, JR., ESQ.
               FUND ASSET MANAGEMENT, L.P.                                      ROGERS & WELLS
                        BOX 9011                                                200 PARK AVENUE
            PRINCETON, NEW JERSEY 08543-9011                                 NEW YORK, N.Y. 10166

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)


                     /X/ immediately upon filing pursuant to paragraph (b)
                     / / on (date) pursuant to paragraph (b)
                     / / 60 days after filing pursuant to paragraph (a)
                     / / on (date) pursuant to paragraph (a)(i)
                     / / 75 days after filing pursuant to paragraph (a)(ii) / / on (date) pursuant to paragraph (a)(ii) of rule 485


            IF APPROPRIATE, CHECK THE FOLLOWING BOX:

                     / / this post-effective amendment designates a new
                         effective date for a previously filed post-effective amendment.
                            ------------------------

                        CALCULATION OF REGISTRATION FEE


                                                     PROPOSED          PROPOSED
                                 AMOUNT OF            MAXIMUM          MAXIMUM
    TITLE OF SECURITIES            SHARES         OFFERING PRICE      AGGREGATE           AMOUNT OF
      BEING REGISTERED        BEING REGISTERED       PER SHARE     OFFERING PRICE*    REGISTRATION FEE
Shares of Common Stock, par
  value $0.01 per share.....      7,668,195          $   18.47       $ 329,985.02         $     100



 *(1) The calculation of the maximum aggregate offering price is made as of April 23, 1997 pursuant to Rule 24e-2 under the Investment Company Act of 1940.



  (2) The total amount of securities redeemed or repurchased during Registrant's previous fiscal year was 7,650,329 Shares of Common Stock.



  (3) None of the Shares described in (2) above have been used for reduction pursuant to Rule 24e-2(a) or Rule 24f-2(c) under the Investment Company Act of 1940 in previous filings during Registrant's current fiscal year.



  (4) 7,650,329 Shares redeemed during Registrant's previous fiscal year are being used for the reduction of the registration fee in this Post-Effective Amendment.



    THE REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF ITS SHARES UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. THE NOTICE REQUIRED BY SUCH RULE FOR THE REGISTRANT'S MOST RECENT FISCAL YEAR WAS FILED ON FEBRUARY 20, 1997.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 THE MUNICIPAL FUND ACCUMULATION PROGRAM, INC.
                             CROSS REFERENCE SHEET

                              FORM N-1A ITEM                                       PROSPECTUS CAPTION
           -----------------------------------------------------  -----------------------------------------------------
PART A
1.         Cover Page...........................................  Cover Page
2.         Synopsis.............................................  Fee Table
3.         Financial Highlights.................................  Financial Highlights; Additional Information--
                                                                    Performance Data
4.         General Description of Registrant....................  The Program; Investment Objectives and Policies;
                                                                    Additional Information
5.         Management of the Fund...............................  Fee Table; Management of the Program; Portfolio
                                                                    Transactions
5A.        Management's Discussion of Fund Performance..........  *
6.         Capital Stock and Other Securities...................  Taxes and Distributions; Additional Information
7.         Purchase of Securities Being Offered.................  Fee Table; The Program; Additional Information
8.         Redemption or Repurchase.............................  Fee Table; Redemption of Shares and Exchange
                                                                    Privilege
9.         Pending Legal Proceedings............................  *

PART B
10.        Cover Page...........................................  Cover Page
11.        Table of Contents....................................  Index
12.        General Information and History......................  General Information
13.        Investment Objectives and Policies...................  Investment Objectives and Policies; Investment
                                                                    Restrictions; Portfolio Transactions
14.        Management of the Fund...............................  Directors and Officers
15.        Control Persons and Principal Holders of
             Securities.........................................  *
16.        Investment Advisory and Other Services...............  Investment Advisory Agreement
17.        Brokerage Allocation and Other Practices.............  Portfolio Transactions
18.        Capital Stock and Other Securities...................  *
19.        Purchase, Redemption and Pricing of Securities Being
             Offered............................................  Net Asset Value; Redemption of Shares
20.        Tax Status...........................................  Taxes and Distributions
21.        Underwriters.........................................  *
22.        Calculation of Performance Data......................  Performance Data
23.        Financial Statements.................................  Financial Statements

PART C

    Information required to be included in Part C is set forth under the appropriate Item, so numbered in Part C to this Registration Statement.

------------------------

*Item inapplicable or answer negative.

                               THE MUNICIPAL FUND
                        INVESTMENT ACCUMULATION PROGRAM
           ---------------------------------------------------------


Shares of
Common Stock                                     Prospectus dated April 25, 1997

--------------------------------------------------------------------------------

                                  THE PROGRAM


The Municipal Fund Accumulation Program, Inc. (the "Program") is an open-end management investment company whose primary investment objective is to obtain tax-exempt income through investment in a diversified portfolio of state, municipal and public authority bonds not less than 75% of which will at the time of acquisition be rated "A" or better and all of which will at the time of acquisition be rated "BBB" or better by Standard & Poor's Rating Group or "Baa" or better by Moody's Investors Service, Inc., the interest on which Bonds is exempt from all federal income tax under existing law in the opinion of recognized bond counsel to the issuing governmental authorities. The Program intends to qualify to pay "exempt-interest" dividends as permitted by the Tax Reform Act of 1986. Such dividends reflecting tax-exempt interest received by the Program will be tax-exempt in the hands of the Shareholders, except possibly where such Shareholder might be deemed to be a "substantial user," as defined in the Internal Revenue Code of 1986, as amended, or subject to alternative minimum tax. Such dividends may, however, be subject to state and local taxes. Any capital gain realized on Shares of the Program is, however, subject to tax (see "Taxes and Distributions" below). For information on the Program's investment objectives and policies, please see "Investment Objectives and Policies" on page
6. The Shares of the Program are redeemable at any time at the net asset value next determined after the receipt of the redemption request, which value may be more or less than the amount paid for the Shares. Shares in any Shareholder's account which has a value of less than $500 may be involuntarily redeemed if reinvestment of distributions on Units is discontinued. See "Redemption of Shares and Exchange Privilege" below.


    Shares of the Program are offered hereby without sales charge to the holders of Units of certain series of Defined Asset Funds--Municipal Investment Trust Fund described below under the caption "The Program" in order to provide a means for the automatic reinvestment of distributions of interest income, capital gains and principal on such Units in Shares of the Program on the Terms and Conditions of Participation set forth herein. The address of the Program is Box 9011, Princeton, New Jersey 08543-9011, and its telephone number is (609) 282-2000.
                              -------------------
                               INVESTMENT ADVISER
                          FUND ASSET MANAGEMENT, L.P.
                                 ADMINISTRATORS
               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                       PRUDENTIAL SECURITIES INCORPORATED
                           DEAN WITTER REYNOLDS INC.
                               SMITH BARNEY INC.
                               -----------------


This Prospectus sets forth in concise form the information about the Program that a prospective investor should know before investing in the Program. Investors should read and retain this Prospectus for future reference. Additional information about the Program has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated April 25, 1997, and is available upon request and without charge, by calling or writing the Program at the address and telephone number set forth above. The Statement of Additional Information is hereby incorporated by reference into this Prospectus.

                              -------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   FEE TABLE

SHAREHOLDER TRANSACTION EXPENSES:
--------------------------------------------------------------------------

    Maximum Sales Charge Imposed on Purchases........................................       None
    Deferred Sales Charge............................................................       None
    Sales Charge Imposed on Dividend Reinvestments...................................       None
    Redemption Fee...................................................................       None
    Exchange Fee.....................................................................       None


ANNUAL PROGRAM OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
FOR THE YEAR ENDED DECEMBER 31, 1996:
--------------------------------------------------------------------------

    Management Fees..................................................................      0.50%(a)
    12b-1 Fees.......................................................................       None
    Other Expenses
      Transfer Agency and Custodian Fees..................................      0.27%
      Other Fees..........................................................      0.06%
                                                                            ---------
            Total Other Expenses.....................................................      0.33%
                                                                                       ---------
    Total Program Operating Expenses.................................................      0.83%
                                                                                       ---------
                                                                                       ---------



EXAMPLE:
----------------------------------
                                    CUMULATIVE EXPENSES PAID FOR THE PERIOD OF:
                                    --------------------------------------------
                                      1 YEAR      3 YEARS    5 YEARS   10 YEARS
                                    -----------  ---------  ---------  ---------
An investor would pay the
following expenses on a $1,000
investment, assuming an operating
expense ratio of 0.83% and a 5%
annual return throughout the
periods...........................      $8          $26        $46       $103


    The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a Shareholder in the Program will bear directly or indirectly.

    The Example set forth above assumes reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Securities and Exchange Commission regulations. The Example should not be considered a representation of past or future expenses or annual rates of return and actual expenses or annual rates of return may be more or less than those assumed for purposes of the Example.

------------


(a) See "Management of the Program -- Advisory and Administration Arrangements" on page 10.

                              FINANCIAL HIGHLIGHTS


    The financial information in the table below has been audited in conjunction with the annual audits of the financial statements of the Program by Deloitte & Touche LLP, independent auditors. Financial statements for the fiscal year ended December 31, 1996 and the independent auditors' report thereon are included in the Statement of Additional Information.



    The following per share data and ratios have been derived from information provided in the Program's audited financial statements:


                                                           FOR THE YEAR ENDED DECEMBER 31,
                          -------------------------------------------------------------------------------------------------
                            1996       1995       1994       1993       1992       1991       1990       1989       1988
                          ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
INCREASE (DECREASE) IN
  NET ASSET VALUE:

PER SHARE OPERATING
  PERFORMANCE:

Net asset value,
  beginning of year.....  $   19.22  $   17.51  $   19.79  $   18.93  $   18.63  $   17.83  $   18.09  $   17.76  $   17.44
                          ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Investment
  income--net...........        .98       1.01       1.03       1.09       1.15       1.23       1.30       1.31       1.33
Realized and unrealized
  gain (loss) on
  investments--net......       (.37)      1.71      (2.28)      1.11        .30        .80       (.26)       .33        .27
                          ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Total from investment
  operations............        .61       2.72      (1.25)      2.20       1.45       2.03       1.04       1.64       1.60
                          ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Less dividends and
  distributions:
  Investment
    income--net.........       (.98)     (1.01)     (1.03)     (1.09)     (1.15)     (1.23)     (1.30)     (1.31)     (1.28)
  Realized gain on
    investments--net....         --         --         --       (.25)        --         --         --         --         --
                          ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Total dividends and
  distributions.........       (.98)     (1.01)     (1.03)     (1.34)     (1.15)     (1.23)     (1.30)     (1.31)     (1.28)
                          ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net asset value, end of
  year..................  $   18.85  $   19.22  $   17.51  $   19.79  $   18.93  $   18.63  $   17.83  $   18.09  $   17.76
                          ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                          ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL INVESTMENT RETURN:
Based on net asset value
  per share.............       3.36%     15.88%     (6.44%)     11.93%      8.08%     11.83%      6.03%      9.61%      9.48%
                          ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                          ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
RATIOS TO AVERAGE NET
  ASSETS:
Expenses................        .83%       .86%       .89%       .86%       .88%       .91%       .97%      1.04%      1.02%
                          ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                          ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Investment
  income--net...........       5.18%      5.40%      5.54%      5.52%      6.15%      6.76%      7.23%      7.25%      7.53%
                          ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                          ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
SUPPLEMENTAL DATA:
Net assets, end of year
  (in thousands)........  $ 551,849  $ 581,679  $ 537,197  $ 639,588  $ 536,952  $ 435,224  $ 359,291  $ 319,641  $ 288,274
                          ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                          ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Portfolio turnover......         72%        56%        61%        23%        24%        36%        20%        41%        46%
                          ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                          ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------


                            1987
                          ---------
INCREASE (DECREASE) IN
  NET ASSET VALUE:
PER SHARE OPERATING
  PERFORMANCE:
Net asset value,
  beginning of year.....  $   18.69
                          ---------
Investment
  income--net...........       1.37
Realized and unrealized
  gain (loss) on
  investments--net......      (1.19)
                          ---------
Total from investment
  operations............        .18
                          ---------
Less dividends and
  distributions:
  Investment
    income--net.........      (1.43)
  Realized gain on
    investments--net....         --
                          ---------
Total dividends and
  distributions.........      (1.43)
                          ---------
Net asset value, end of
  year..................  $   17.44
                          ---------
                          ---------
TOTAL INVESTMENT RETURN:
Based on net asset value
  per share.............       1.12%
                          ---------
                          ---------
RATIOS TO AVERAGE NET
  ASSETS:
Expenses................       1.05%
                          ---------
                          ---------
Investment
  income--net...........       7.66%
                          ---------
                          ---------
SUPPLEMENTAL DATA:
Net assets, end of year
  (in thousands)........  $ 269,598
                          ---------
                          ---------
Portfolio turnover......         21%
                          ---------
                          ---------


    Further information about the Program's performance is contained in the Program's Annual Report, which can be obtained, without charge, upon request.

                                  THE PROGRAM

    IN GENERAL--The primary investment objective of the Program is to obtain tax-exempt income through investment in a diversified portfolio (the "Portfolio") of interest bearing long- and intermediate-term state, municipal and public authority bonds, the interest on which is, in the opinion of bond counsel to the issuing authorities, exempt from federal income tax (see "Investment Objectives and Policies"). This investment objective is a fundamental policy of the Program.

    Defined Asset Funds--Municipal Investment Trust Fund (the "Unit Trust Funds") consist of a number of different unit investment trusts holding portfolios of state, municipal and public authority bonds. The Program has been formed to facilitate reinvestment of distributions on units (the "Units") of the various series of the Unit Trust Funds. Since the Program is an open-end investment company, the shares of capital stock, $.0l par value, of the Program (the "Shares") are redeemable by the holder at the net asset value next determined after the receipt of the redemption request in proper form.

    TERMS AND CONDITIONS OF PARTICIPATION--All persons who are or who become registered holders of Units of series of the Unit Trust Funds offering a reinvestment option are eligible to participate in the Program and are herein called "Holders." Holders include brokers or nominees of banks and other financial institutions which are or become registered holders of Units. Such eligibility is subject to the terms and conditions of participation (the "Terms and Conditions") set forth under this caption.


    Distributions on Units of series of the Unit Trust Funds offering a reinvestment option will be paid in cash unless Holders elect to reinvest such distributions in the Program by sending a notice in writing to the program agent. Each Holder participating in the Program will receive a copy of the current Program prospectus (this "Prospectus"); a Holder not participating in the Program may request a copy of the Prospectus. Holders of Units may elect to participate in the Program or to change a previous election by notice in writing to the program agent. Notice of any change in the basis of participation or of election to participate in the Program must be received by the program agent in writing at least ten days prior to the Record Day for the first distribution to which such notice is to apply.


    Under these Terms and Conditions, both distributions of interest income and distributions of capital gains, if any, and principal (or either such type of distribution) on Units of Holders participating in the Program will be invested without sales charge in Shares. Holders who are participating in the Program and whose Units are therefore subject to these Terms and Conditions are herein called "Shareholders." The Bank of New York (110 Washington Street, New York, New York 10286) will act as the program agent (the "Agent") for the Shareholders. All securities, cash and other similar assets of the Program will be held by the Agent as custodian. The Agent also acts as the Program's dividend disbursing agent, transfer agent and registrar and performs certain other services for the Program.

    Under these Terms and Conditions, each distribution of interest income and capital gains, if any, and principal on a Shareholder's Units, will, on the date of such distribution, automatically be received by the Agent on behalf of such Shareholder and applied to purchase Shares at net asset value, without sales charge. In the case of Holders of Units whose distributions of principal are being invested in the Program, the proceeds of redemption or payment at maturity of securities held in the unit investment trust represented by the Holder's Units will be invested in Shares, rather than being distributed in cash to the Holder. Net interest income, after expenses, received by the Program on obligations in its portfolio will be distributed by the Program monthly and net realized capital gains, if any, will be distributed at least annually. Such distributions will be reinvested automatically in Shares of the Program unless the Shareholder elects, by written notice to the Agent, not to have such distributions reinvested in Shares (see "Taxes and Distributions").


    The Program has qualified and intends to continue to qualify (i) for the tax treatment applicable to "regulated investment companies" under the Internal Revenue Code of 1986, as amended (the "Code") and (ii) to pay "exempt-interest" dividends as permitted under the Code. Pursuant to such qualification, if the Program distributes to Shareholders (without regard to designated capital gains distributions) an amount equal to or in excess of the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income, such "exempt-interest" dividends reflecting tax-exempt interest received by the Program will be tax-exempt in the hands of Shareholders, except possibly where a Shareholder might be deemed to be a "substantial user," as defined in the Code, or subject to alternative minimum tax. The Program will not be subject to federal income tax on such part of its net capital gains, if any, as it distributes to Shareholders, although it may be subject to certain state and local taxes. For these purposes, any capital gains of the Program which are reinvested are considered to have been distributed (see "Taxes and Distributions").



    In addition to their right to redeem their Shares and receive a payment equal to the net asset value thereof (see "Redemption of Shares and Exchange Privilege"), Shareholders may at any time, by so notifying the Agent in writing (the Agent will deliver a copy of such notice to the trustee for the respective series of the Unit Trust Funds), elect to (i) terminate their participation in the Program and thereafter receive all distributions on their Units in cash,
(ii) terminate their participation in part as to distributions of capital gains and principal on their Units and thereafter receive distributions in cash out of the principal accounts for the respective unit trust funds or (iii) terminate their participation in part as to distributions of interest on their Units and thereafter receive future distributions in cash out of the interest accounts for the respective series.



    All the costs of establishing and administering the Program and these Terms and Conditions are borne by the Program. The administrators of the Program (the "Administrators") are Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), Prudential Securities Incorporated ("Prudential"), Dean Witter Reynolds Inc. ("Dean Witter"), and Smith Barney Inc. ("Smith Barney"), which are current sponsors of Unit Trust Funds. The investment adviser to the Program (the "Adviser") is Fund Asset Management, L.P., Box 9011, Princeton, New Jersey 08543-9011, a registered investment adviser and an affiliate of Merrill Lynch. The Adviser receives as annual compensation, payable monthly, for its services in connection with the Program a fee of 0.5% of the average net assets of the Program. THE ADMINISTRATORS RECEIVE FROM THE ADVISER AS ANNUAL COMPENSATION, PAYABLE MONTHLY, FOR THEIR SERVICES IN CONNECTION WITH THE PROGRAM A FEE OF 0.2% OF THE AVERAGE NET ASSETS OF THE PROGRAM (SEE "MANAGEMENT OF THE PROGRAM--ADVISORY AND ADMINISTRATION ARRANGEMENTS"). Reference is made to the Statement of Additional Information which contains a more complete description of the advisory and administration arrangements of the Program.



    The Agent will mail to each Shareholder a report of each transaction undertaken for such Shareholder in receiving distributions and purchasing Shares. Distributions on Units which are applied to purchase Shares are considered to have been distributed to Shareholders for federal income tax purposes, and all taxes which are payable in respect to such distributions must be paid by Shareholders regardless of participation in the Program.

    On tender for redemption of any or all of his Shares, a Shareholder will be entitled to receive within seven days a payment representing the net asset value of the Shares (including fractional Shares), provided that such right of redemption may be suspended or postponed under certain circumstances described under "Redemption of Shares and Exchange Privilege."

    If the Holder is a broker or a nominee of a bank or another financial institution, the trustee and Agent will apply these Terms and Conditions on the basis of the respective numbers of Units certified from time to time by such Holder to be the total numbers of Units registered in such Holder's name and held for the accounts of beneficial owners who are to participate in the Program, upon the several bases of participation offered by the Program at the time. It is anticipated, however, that, due to administrative problems connected with Units held in "street name" other than by Merrill Lynch, such Units will be registered in the names of the beneficial owners thereof unless such owners elect not to participate in the Program.


    Merrill Lynch or its nominee holds in its name Program Shares for the accounts of customers whose Unit Trust Funds are held in Merrill Lynch accounts and who elect to reinvest in the Program. These Shares may be transferred to an account in the customer's name with the Agent upon request. Merrill Lynch maintains records identifying the names and addresses of these customers and their Share balances, and will be compensated for these services by the Agent at the Agent's sole expense. During the fiscal year ended December 31, 1996, the Agent paid Merrill Lynch $32,232 for these services.


    Experience may indicate that changes in these Terms and Conditions are desirable or that this offering should be terminated. Such changes may be made or this offering may be terminated at the direction of the Board of Directors of the Program (the "Board") without notice to any Shareholder. The Board may at any time appoint a substitute Agent or an additional agent to act for the Program.

                       INVESTMENT OBJECTIVES AND POLICIES

    The primary investment objective of the Program is to obtain tax-exempt income through investment in the Portfolio, which is comprised of interest bearing long- and intermediate-term state, municipal and public authority bonds (including private activity bonds), the interest on which is, in the opinion of bond counsel to the issuing authorities, exempt from federal income tax (herein called "Bonds"), considering the following factors, among others:

        (i) the quality of the Bonds, (a) not less than 75% of which (determined on the basis of current value) will at the time of acquisition be rated "A" or better by Standard & Poor's Rating Group ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's") and all of which will at such time be rated "BBB" or better by Standard & Poor's or "Baa" or better by Moody's (under current market and other conditions, the Board has determined that all of the Bonds in which the Program invests will at the time of acquisition be rated "A" or better by either of such rating agencies). (See "Description of Bond Ratings" in the Statement of Additional Information for a description of the rating categories);

        (ii) the yield and price of the Bonds relative to other Bonds of comparable quality and maturity; and

       (iii) the diversification of the Bonds as to purpose of issue and location of issuer, taking into account the availability in the market of issues which meet the Program's quality, rating, yield and price criteria.


    Also included within the general category of Bonds are participation certificates in a lease, an installment purchase contract or a conditional sales contract (hereinafter collectively called "lease obligations") entered into by a state or political subdivision to finance the acquisition or construction of equipment, land or facilities. Although lease obligations do not constitute general obligations of the issuer for which the lessee's unlimited taxing power is pledged, a lease obligation is frequently backed by the lessee's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the lessee has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional securities. Certain investments in lease obligations may be illiquid. The Program may not invest in illiquid lease obligations if such investments, together with all other illiquid investments, would exceed 15% of the Program's net assets. The Program may, however, invest without regard to such limitation in lease obligations which the Adviser, pursuant to guidelines which have been adopted by the Board of Directors and subject to the supervision of the Board, determines to be liquid. The Adviser will deem lease obligations liquid if they are publicly offered and have received an investment grade rating of BBB or better by Standard & Poor's, or Baa or better by Moody's.


    An investment in the Program should be made with an understanding of the risks which an investment in fixed-rate long- and intermediate-term debt obligations may entail, including the risk that the value of the Portfolio, and hence the net asset value of the Shares, will decline with increases in interest rates. Interest rates and, thus, the value of fixed rate debt obligations have fluctuated substantially in recent periods and may continue to do so in the future. Investors are referred to the Statement of Additional Information for a discussion of certain risks associated with investing in such obligations.

    The yields on Bonds are dependent on a variety of factors, including general money market conditions, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings of Moody's and Standard & Poor's represent their opinions as to the quality of the Bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Bonds with the same maturity, coupon and rating may have different yields, while Bonds of the same maturity and coupon with different ratings may have the same yield.

    While the Program will invest the proceeds of the sale of its Shares (and other cash proceeds such as those generated by redemptions, maturities or sales of Portfolio securities) as promptly as possible, some short period of time may elapse between the time the Program receives such proceeds and the time such proceeds are invested by the Program. However, the Program reserves the right to extend such period for defensive purposes. During such period such proceeds may be held in cash or invested in temporary investments (principally state, municipal and public authority notes and bonds) that have credit characteristics, in the opinion of the Adviser, similar to those provided for other Portfolio securities and the interest income on which is, in the opinion of counsel to the issuing authorities, exempt from federal income tax. The Program will not invest in short-term obligations other than those on which the interest income is, in the opinion of counsel to the issuing authorities, exempt from federal income tax.

    The fact that a Bond may cease to be rated or that its rating may be reduced below the ratings referred to above will not require that it be eliminated from the Portfolio but will be considered by the Adviser in determining whether it should be retained or sold.

    A portion of the Program's assets may be invested in Bonds rated BBB by Standard & Poor's or Baa by Moody's. Although Bonds rated BBB by Standard & Poor's normally exhibit adequate protection parameters, they entail a greater degree of risk and are of a more speculative nature than obligations rated in the higher categories. Therefore, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt obligations in this category than in higher rated categories. Bonds rated Baa by Moody's are also speculative in nature and entail greater risks than those rated in the higher categories. Although interest payments and principal security may appear adequate for the present, certain protective elements may be lacking or may be characteristically unreliable over any great length of time. See "Description of Bond Ratings" in the Statement of Additional Information for a description of rating categories.

    At the time that Bonds are originally issued, opinions relating to the validity of such Bonds and to the exemption of interest thereon from federal income taxes are rendered by counsel to the respective issuing authorities. Neither the Program nor the Adviser nor the Administrators nor the Agent, nor their counsel, will make any review of the proceedings relating to the issuance of the Bonds or the basis for such opinions.


    The ability of the Program to purchase Bonds otherwise considered to be desirable investments will be limited by prohibitions under the Investment Company Act of 1940, as amended, against the Program's purchasing Bonds from affiliates of the Adviser or, except in the limited circumstances permitted under the applicable rules of the Securities and Exchange Commission, from underwriting accounts for new issues of Bonds in which affiliates of the Adviser are involved as an underwriter. (See "Portfolio Transactions".)



    The Investment Company Act of 1940, as amended, requires a statement of the policies of investment companies with respect to concentration in the securities of any industry or industries. The Program does not intend to concentrate its investments in the obligations of any one state.



    The Program may not be an appropriate investment medium for entities that are "substantial users" of facilities financed by "private activity bonds" or for investors who are "related persons" thereof within the meaning of Section 147(a) of the Code.


    From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Bonds or for making available to municipal issuers alternative sources of funds or credit which might result in substantial amounts of financing being made available from other sources--such as the issuance of taxable bonds accompanied by a partial federal subsidy of interest payments thereon. Similar proposals may be advanced in the future. If these proposals or similar proposals were to be enacted, the availability of Bonds for investment by the Program and the value of the Program's Portfolio would be affected. Additionally, the Program would reevaluate its investment objectives and policies and consider changes in the structure of the Program, subject to any applicable requirement for Shareholder approval. See "Taxes and Distributions" for a discussion of the effects of recent legislation on investments in tax-exempt securities.


    FORWARD COMMITMENTS. The Program may purchase Bonds on a forward commitment basis and may purchase or sell such securities for delayed delivery. These transactions occur when securities are purchased or sold by the Program with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Program at the time of entering into the transaction. The Program will maintain a segregated account with its custodian of cash or liquid securities in an aggregate amount equal at all times to the amount of its commitments in connection with such delayed delivery and purchase transactions. The value of the security on the delivery date may be more or less than its purchase price due to fluctuating interest rates.


INVESTMENT RESTRICTIONS

    The Program has adopted a number of restrictions and policies related to the investment of its assets and its activities which are fundamental policies and may not be changed without the approval of the holders of a majority of the Program's outstanding voting securities. Investors are referred to the Statement of Additional Information for a complete description of such restrictions and policies.

                           MANAGEMENT OF THE PROGRAM

DIRECTORS


    The Directors of the Program consist of six individuals, five of whom are not "interested persons" of the Program as defined in the Investment Company Act of 1940, as amended. The Directors of the Program are responsible for the overall supervision of the operations of the Program and perform the various duties imposed on the directors of investment companies by the Investment Company Act of 1940, as amended. The Board of Directors elects officers of the Program annually.


    The Directors of the Program and their principal employment are as follows:


           ARTHUR ZEIKEL*--President of the Adviser and its affiliate, Merrill Lynch Asset
             Management, L.P. ("MLAM"); President and Director of Princeton Services, Inc.
             ("Princeton Services"); Executive Vice President of Merrill Lynch & Co., Inc.
             ("ML & Co."); and Director of Merrill Lynch Funds Distributor, Inc. (the
             "Distributor").

           RONALD W. FORBES--Professor of Finance, School of Business, State University
             of New York at Albany.

           CYNTHIA A. MONTGOMERY--Professor of Competition and Strategy, Harvard Business
             School.

           CHARLES C. REILLY--Former Adjunct Professor, Columbia University Graduate School
             of Business.

           KEVIN A. RYAN--Professor of Education, Boston University; Founder and current
             Director of the Boston University Center for the Advancement of Ethics and
             Character.

           RICHARD R. WEST--Dean Emeritus, New York University Leonard N. Stern School of
             Business Administration.


--------------


    *Interested person, as defined in the Investment Company of 1940, as amended, of the Program.


ADVISORY AND ADMINISTRATION ARRANGEMENTS


    The investment adviser to the Program is Fund Asset Management, L.P. ("FAM" or the "Adviser"). The address of FAM is Box 9011, Princeton, New Jersey 08543-9011. FAM or its affiliate, Merrill Lynch Asset Management, L.P. ("MLAM"), acts as the investment adviser for more than 130 other registered investment companies. FAM or MLAM also offers portfolio management and portfolio analysis services to individuals and institutions. As of March 31, 1997, FAM and MLAM had a total of approximately $247.2 billion in investment company and other portfolio assets under management, including accounts of certain affiliates of FAM.



    FAM (the general partner of which is Princeton Services, Inc., a wholly owned subsidiary of Merrill Lynch & Co., Inc.) is itself a wholly owned affiliate of Merrill Lynch & Co., Inc. and has its principal place of business at 800 Scudders Mill Road, Plainsboro, New Jersey 08536.



    FAM, subject to the general supervision of the Program's Board of Directors, manages the Portfolio of the Program in accordance with its investment objectives and policies and furnishes to the Program investment advice. In addition, FAM together with the Administrators of the Program are responsible for the overall management of the Program's business affairs. The Administrators are Merrill Lynch, of which FAM is an affiliate, Prudential, Dean Witter and Smith Barney. The Administrators perform certain management services necessary for the operation of the Program and provide all office space, facilities and necessary personnel for such services. For the performance of these services, FAM pays the Administrators an aggregate monthly fee at the annual rate of 0.2% of the Program's average daily net assets. The fee so payable by the Adviser will be allocated among the Administrators in the following respective percentages: Merrill Lynch, 48%; Prudential, 21%; Dean Witter, 21%; and Smith Barney, 10%.



    For the fiscal year ended December 31, 1996, FAM received advisory fees from the Program in the amount of $2,806,869, representing 0.50% of the Program's average net assets.



    The Program is obligated to pay certain expenses incurred in its operations, including, among other things, the investment advisory fee, legal and auditing fees, fees and expenses of unaffiliated Directors, custodian and transfer agency fees, accounting and pricing costs, and certain of the costs of printing proxy statements, shareholder reports, prospectuses and statements of additional information. For the fiscal year ended December 31, 1996, the Program's total expenses were $4,665,233 (representing 0.83% of its average net assets).



    William Michael Petty is the Portfolio Manager for the Program and is responsible for the day-to-day management of the Program. Mr. Petty has been employed by MLAM since 1993 as Vice President and was an Assistant Vice President thereof from 1992 to 1993. Prior thereto, he was a Municipal Bond Broker with J.J. Kenny Municipal Bond Brokers from 1990 to 1992.

CODE OF ETHICS


    The Board of Directors of the Program has adopted a Code of Ethics under Rule17j-l of the Investment Company Act of 1940, as amended, which incorporates the Code of Ethics of the Adviser (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Adviser and, as described below, impose additional, more onerous, restrictions on fund investment personnel.


    The Codes require that all employees of the Adviser preclear any personal securities investment (with limited exceptions, such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Adviser include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security which at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Adviser. Furthermore, the Codes provide for trading "blackout periods" which prohibit trading by investment personnel of the Program within periods of trading by the Program in the same (or equivalent) security (15 or 30 days depending upon the transaction).

                  REDEMPTION OF SHARES AND EXCHANGE PRIVILEGE


    REDEMPTION. Shareholders have the right to redeem their Shares at net asset value by surrendering the certificates therefor properly endorsed with the signatures guaranteed by an "eligible guarantor institution" as such term is defined by Rule 17Ad-15 of the Securities Exchange Act of 1934, as amended, the existence and validity of which may be verified by the Agent through the use of industry publications, together with a request for redemption at the office of the Agent, The Bank of New York, Dividend Reinvestment, P.O. Box 1958, Newark, NJ 07101-9774. If certificates have not been issued, only delivery of the request for redemption (with signature guaranteed as set forth above) is required. The Program has arranged, however, for an exemption from the signature guarantee requirement for redemptions involving less than $5,000 on the date of receipt by the Agent of all the necessary documents where the proceeds are to be reinvested through one of the Administrators in units of Municipal Investment Trust Fund, Government Securities Income Fund, Corporate Income Fund, Defined Asset Funds, Equity Investor Fund or International Bond Fund (the "Unit Trust") which are to be registered in the names of the registered owners of the Shares. This exemption may be reduced or eliminated without prior notice. A guarantee of each Shareholder's signature is required for all redemptions, regardless of the amount involved, where the proceeds are to be paid to Shareholders or where the units of the Unit Trusts to be purchased are to be registered in names different from those of the registered owners of the Shares.

    The redemption price will be the net asset value next determined after either (i) the certificates are tendered for redemption or (ii) if no certificates have been issued, a request for redemption is received in good order as set forth above. The price received upon redemption may be more or less than the amount paid by the Shareholder depending on the net asset value of the Shares at the time of redemption. Payment of the redemption price must be made within seven days after proper tender unless further postponement is permissible under the Investment Company Act of 1940, as amended, by reason of closing of or restriction of trading on the New York Stock Exchange, or other emergency, as explained in the Statement of Additional Information.


    Any of the Administrators may accept orders from dealers with whom they have satisfactory agreements for the repurchase of Shares held by Holders. Repurchase orders received by the dealer prior to the close of business on the New York Stock Exchange (generally 4:00 P.M., New York City time) on any business day and transmitted by the Administrator prior to the close of its business day (generally 4:00 P.M., New York City time) are redeemed at the price determined as of the close of business on the New York Stock Exchange on such day. Repurchase orders received after the close of business on the New York Stock Exchange on any business day are redeemed at a price determined as of the close of business on the New York Stock Exchange on the next business day. It is the responsibility of the dealers to transmit orders so that they will be received by the Administrator prior to its close of business. This repurchase arrangement is discretionary and may be withdrawn. There is no additional charge by the Program for repurchases.

    Under certain circumstances, the Program reserves the right to redeem Shares in accounts of less than $500 upon 30 days' notice. For further information, see the Statement of Additional Information, "Redemption of Shares."

    EXCHANGE PRIVILEGE. Shareholders who have owned Shares for at least 60 days have an exchange privilege (the "Exchange Privilege") with shares of The Corporate Fund Accumulation Program, Inc. (the "Other Program"). Shares with an aggregate net asset value of at least $1,000 are required to qualify for the Exchange Privilege. Exchanges between the Program and the Other Program will be at their respective net asset values. The investment objectives of the Other Program differ from those of the Program, and Shareholders should obtain a currently effective prospectus for the Other Program before effecting any exchange.


    Exercise of the Exchange Privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, a short- or long-term capital gain or loss may be realized. The exchange privilege is available only to Shareholders residing in states where the Other Program is qualified for sale. A non-corporate Shareholder of the Program who exercises the Exchange Privilege may be required to certify to the Other Program his Social Security Number or Taxpayer Identification Number and that he is not subject to the backup withholding tax if he wishes to avoid a 31% backup withholding tax on distributions made to him by the Other Program.


    This Exchange Privilege may be modified or terminated at any time. The Program reserves the right to limit the number of times an investor may exercise the Exchange Privilege. To exercise the Exchange Privilege, a Shareholder should contact one of the Administrators, who will advise the Program and the Other Program of the exchange, or the Shareholder may write to the Agent requesting that the exchange be effected. Such letter must be signed exactly as the account is registered with signatures guaranteed by a member firm of a national or regional stock exchange or any commercial bank or trust company. Shareholders with Shares for which certificates have not been issued may exercise the Exchange Privilege by wire through their securities dealers. The Program reserves the right to require a properly completed Exchange Application.

                            TAXES AND DISTRIBUTIONS

    The Program has qualified and intends to continue to qualify for the special tax treatment applicable to "regulated investment companies" under the Code. If the Program qualifies as a "regulated investment company" and makes distributions to Shareholders (without regard to designated capital gain dividends) in an amount equal to or exceeding the sum of 90% of its investment company taxable income and 90% of its net interest income from tax-exempt obligations, it will not be subject to federal income tax on such part of its net ordinary income or net realized capital gains, if any, as it distributes to Shareholders. The Program expects to distribute monthly substantially all of its net interest income, after expenses. Net realized capital gains, if any, will be distributed at least annually. Such distributions of net interest income and net realized capital gains will be reinvested in additional Shares in the Program unless the Shareholder elects to receive such distributions in cash. Distributions of net interest income to be reinvested in additional Shares, or to be received in cash if elected, will be made on the 15th day of the month, or on the next succeeding business day if the 15th falls on a holiday or weekend, for the accounts of Shareholders of record on the preceding business day of such month.

    A 4% non-deductible excise tax is imposed on a regulated investment company, such as the Program, if the company does not distribute to its shareholders an amount equal to at least 98% of the investment company's ordinary income for the calendar year, plus at least 98% of the company's capital gain net income for the one-year period ending on October 31 of such calendar year. In addition, an amount equal to any of the investment company's undistributed ordinary income or capital gain net income from the previous calendar year must also be distributed to avoid the excise tax. The excise tax is imposed on the amount by which a company does not meet the foregoing distribution requirements. The excise tax will not, however, apply to the tax-exempt income of a regulated investment company, such as the Program, that pays "exempt-interest" dividends. In addition, if the Program has taxable income that would be subject to the excise tax, the Program intends to distribute such income so as to avoid payment of the excise tax.

    The Program intends to qualify to pay "exempt-interest" dividends as defined in the Code. If it so qualifies, dividends or any part thereof (other than any short- or long-term capital gain distributions) paid by the Program which are attributable to interest on tax-exempt obligations and are designated by the Program as exempt-interest dividends in a written notice mailed to the Program's Shareholders within 60 days after the close of its taxable year may be treated by Shareholders for all purposes as items of interest excludable from their gross income under Section 103(a) of the Code. However, a Shareholder is advised to consult his tax adviser with respect to whether exempt-interest dividends are excludable under Section 103(a) if received by a Shareholder who would be treated as a "substantial user" under Section 147(a)(1) of the Code if such Shareholder held the tax-exempt obligations directly. A Shareholder may not deduct interest on indebtedness incurred or continued to purchase or carry Shares to the extent attributable to exempt-interest dividends.

    Distributions to Shareholders of net short-term capital gains, if any, including distributions which are reinvested in additional Shares in the Program, will generally be taxable as ordinary income. Distributions reflecting net long-term capital gains (designated as such by the Program) will be taxable to Shareholders as long-term capital gains regardless of the Shareholders' holding period of the Shares. The Tax Reform Act of 1986 (the "1986 Act") eliminated the distinction between long- and short-term capital gains for taxable years starting after 1987; both are now taxable at a maximum rate of 28% to individual Shareholders and 35% for corporate Shareholders. If a Shareholder receives a capital gain dividend and has held Shares of the Program for six months or less, any loss on the sale of such Shares shall, to the extent of the capital gain dividends paid on such shares, be treated as a long-term capital loss. If the Shareholder receives an exempt-interest dividend on Shares and holds those Shares for six months or less, any loss on the sale of such Shares shall, to the extent of the amount of such exempt interest dividend, be disallowed.

    Some Shareholders may be subject to a 31% withholding on reportable dividends, capital gains distributions and redemption payments ("backup withholding"). Backup withholding is not required with respect to dividends representing "exempt-interest." Generally, Shareholders subject to backup withholding will be those for whom a certified Taxpayer Identification Number ("TIN") is not on file with the Program, or who, to the Program's knowledge, have furnished an incorrect TIN or with respect to whom the Internal Revenue Service has advised the Program that there must be backup withholding. When establishing an account, an investor must certify under penalties of perjury that the TIN is correct and that he is not subject to backup withholding.

    The recipient of tax-exempt income is required to report such income on his federal income tax return. The disclosure of such amount is for informational purposes only.

    A Shareholder may be subject to alternative minimum tax to the extent the Program holds private activity bonds and a corporate Shareholder's alternative minimum taxable income may be increased to the extent of exempt interest dividends received from the Program. The Program expects that it may hold private activity bonds; however, an individual shareholder filing a joint return who (with his or her spouse) does not have any tax preference items subject to the alternative minimum tax other than income received from the Program derived from private activity bonds would have to receive more than $40,000 of such income from the Program before becoming subject to the alternative minimum tax.

    The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. For complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and these Regulations are subject to change by legislative or administrative action. The Statement of Additional Information sets forth additional information regarding other tax aspects of an investment in the Program.

    STATE AND LOCAL TAXES--The exemption of interest income (including exempt-interest dividends) for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. Each Shareholder is advised to consult his own tax adviser in this regard.

    State and local taxing authorities may enact legislation which may require the Program to withhold a portion of dividends paid or credited to Shareholders.

                             PORTFOLIO TRANSACTIONS

    The Program will follow a policy that it will place securities transactions with a broker or dealer only if it expects to obtain the most favorable prices and executions of orders. Transactions in debt securities are generally made through securities dealers acting as principals, although the Program may purchase or sell such securities in brokerage transactions and affiliates of the Adviser may act as brokers therein if the Program expects thereby to obtain the most favorable price and execution. The Program has obtained an exemptive order permitting it to engage in certain principal transactions involving high quality short-term municipal Bonds. The Adviser is responsible for making Portfolio investment decisions on behalf of the Program and effecting Portfolio transactions with or through securities dealers, subject to the general supervision of the officers and directors of the Program.

                             ADDITIONAL INFORMATION

NET ASSET VALUE


    The net asset value per Share of the Program is determined by dividing the net assets of the Program by the number of its outstanding Shares. The net assets of the Program are its gross assets less its liabilities as determined in accordance with generally accepted accounting principles. The Program has made arrangements with Kenny S&P Evaluation Services, a division of Kenny Information Systems Inc. ("Kenny") to furnish to the Program and the Agent, on each day that the New York Stock Exchange is open for trading immediately after the declaration of dividends, estimated values (as of 15 minutes after the close of business on the New York Stock Exchange, generally 4:00 P.M., New York City time) of Portfolio securities for purposes of computation of net asset value of Shares. The Board has examined the methods to be used by Kenny in estimating the value of Portfolio securities and believes that such methods will reasonably and fairly approximate the price at which Portfolio securities may be sold and will result in a good faith determination of the fair value of such securities; however, there is no assurance that the Portfolio securities can be sold at the prices at which they are valued. During the fiscal year ended December 31, 1996, the Program made payments of $20,984 to Kenny for such service. For information concerning the method used by Kenny to value Portfolio securities, see "Net Asset Value" in the Statement of Additional Information.


PERFORMANCE DATA

    The Program may from time to time include its average annual total return and yield in advertisements or information furnished to present or prospective shareholders. Both total return and yield figures are based on the Program's historical performance and are not intended to indicate future performance. Average annual total return and yield are determined in accordance with formulas specified by the Securities and Exchange Commission.

    Average annual total return quotations for the specified periods will be computed by finding the average annual compounded rates of return (based upon net investment income and any capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investments at the end of each period. Average annual total return will be computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses.

    Yield quotations will be computed based on a 30-day period by dividing the net income earned during the period based on the yield to maturity of each security held by the Program by the average daily number of shares outstanding during the period that were entitled to receive dividends times the maximum offering price per share on the last day of the period.


    The Program's average annual total return and yield will vary depending upon market conditions, the securities comprising the Program's Portfolio, the Program's operating expenses and the amount of net capital gains or losses realized by the Program during the period. An investment in the Program will fluctuate and an investor's Shares, when redeemed, may be worth more or less than their original cost.


    On occasion, the Program may compare its performance to that of the Standard & Poor's 500 Composite Stock Price Index, the Value Line Composite Index, the Dow Jones Industrial Average, or performance data published by Lipper Analytical Services, Inc., Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, CDA Investment Technology, Inc., Forbes Magazine and Fortune Magazine. From time to time, the Program may include the Program's Morningstar risk-adjusted performance ratings in advertisements or supplemental sales literature. As with other performance data, performance comparisons should not be considered indicative of the Program's relative performance for any future period.

ORGANIZATION OF THE PROGRAM


    The Program, an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended, was incorporated in Maryland on October 11, 1976. When issued, the Shares of the Program will be fully paid and non-assessable, have no preference, pre-emptive, conversion, exchange or similar rights and will be freely transferable.



    The Program does not intend to hold meetings of shareholders unless under the Investment Company Act of 1940, as amended, shareholders are required to act on any of the following matters: (i) election of directors; (ii) approval of an investment advisory agreement; (iii) approval of a distribution agreement; and
(iv) ratification of selection of independent accountants. Shares do not have cumulative voting rights, and the holders of more than 50% of the Shares of the Program voting for the election of directors can elect all of the directors of the Program if they choose to do so and in such event the holders of the remaining Shares would not be able to elect any directors.


    For further information concerning the organization of the Program, see the Statement of Additional Information.

INDEPENDENT AUDITORS

    Deloitte & Touche LLP, Princeton, New Jersey, has been selected as the independent auditors of the Program and is responsible for auditing the annual financial statements of the Program.

CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT

    The Bank of New York, New York, New York, acts as Custodian of the Program's assets and as its Transfer Agent and Dividend Disbursing Agent.

LEGAL COUNSEL

    Rogers & Wells, New York, New York, is counsel for the Program and passes upon legal matters for the Program in connection with the Shares offered by this Prospectus.

REPORTS TO SHAREHOLDERS

    The fiscal year of the Program ends on December 31 of each year. The Program will send to its Shareholders at least semi-annually reports showing the Program's Portfolio and other information. An annual report containing financial statements, audited by independent auditors, will be sent to Shareholders each year.

ADDITIONAL INFORMATION


    This Prospectus does not contain all the information included in the Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission.



    The Statement of Additional Information, dated April 25, 1997, which forms a part of the Registration Statement, is incorporated by reference into this Prospectus. The Statement of Additional Information may be obtained without charge as provided on the cover page of this Prospectus. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

                    [This page is intentionally left blank.]

               THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM
                          PRINCIPAL OFFICE OF THE FUND
                                    Box 9011
                        Princeton, New Jersey 08543-9011
                                 (609) 282-2000
                               INVESTMENT ADVISER
                          Fund Asset Management, L.P.
                                    Box 9011
                        Princeton, New Jersey 08543-9011
                                 (609) 282-2000
               CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT
                              The Bank of New York
                              90 Washington Street
                                   12th Floor
                            New York, New York 10286
                                 LEGAL COUNSEL
                                 Rogers & Wells
                                200 Park Avenue
                            New York, New York 10166
                              INDEPENDENT AUDITORS
                             Deloitte & Touche LLP
                                117 Campus Drive
                          Princeton, New Jersey 08540

                                      ------------------------------------------
                                                                      PROSPECTUS
                                                --------------------------------

NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, AND ANY INFORMATION OR REPRESENTATION NOT CONTAINED HEREIN MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE PROGRAM. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY STATE TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH STATE.

                                      ------------------------------------------
                                                                           INDEX
                                                --------------------------------

                                                     PAGE
                                                  -----------
Fee Table.......................................           2
Financial Highlights............................           3
The Program.....................................           4
Investment Objectives and Policies..............           6
Management of the Program.......................           9
Redemption of Shares and Exchange Privilege.....          11
Taxes and Distributions.........................          13
Portfolio Transactions..........................          15
Additional Information..........................          15

                   ------------------------------------------


                                                                             THE
                                                                       MUNICIPAL
                                                                            FUND
                                                                      INVESTMENT
                                                                    ACCUMULATION
                                                                         PROGRAM
                                                      --------------------------
                                                 PROSPECTUS DATED APRIL 25, 1997
                                          --------------------------------------


                                                                        BOX 9011
                                                PRINCETON, NEW JERSEY 08543-9011
                                                                  (609) 282-2000

                               THE MUNICIPAL FUND
                        INVESTMENT ACCUMULATION PROGRAM
           ---------------------------------------------------------


Shares of                                    Statement of Additional Information
Common Stock                                                Dated April 25, 1997

--------------------------------------------------------------------------------


    The Municipal Fund Accumulation Program, Inc. (the "Program") is an open-end management investment company whose primary objective is to obtain tax-exempt income through investment in a diversified portfolio (the "Portfolio"), of state, municipal and public authority bonds. Shares of the Program are offered without sales charge to the holders of Units of certain series of Unit Investment Trusts described in the Prospectus in order to provide a means for the automatic reinvestment of distributions of interest or dividend income and capital gains and principal on such Units in Shares of the Program on the Terms and Conditions of Participation set forth in the Prospectus. The address of the Program is Box 9011, Princeton, New Jersey 08543-9011, and its telephone number is (609) 282-2000.


                              -------------------
                               INVESTMENT ADVISER
                          FUND ASSET MANAGEMENT, L.P.
                                 ADMINISTRATORS
               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                       PRUDENTIAL SECURITIES INCORPORATED
                           DEAN WITTER REYNOLDS INC.
                               SMITH BARNEY INC.
                               -----------------


    This Statement of Additional Information of the Program is not a prospectus and should be read in conjunction with the Prospectus of the Program (the "Prospectus") dated April 25, 1997, which has been filed with the Securities and Exchange Commission and can be obtained without charge by calling or by writing the Program at the above telephone number or address. This Statement of Additional Information has been incorporated by reference into the Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

    The primary investment objective of the Program is to obtain tax-exempt income through investment in a diversified portfolio of interest bearing long- and intermediate-term state, municipal and public authority bonds, the interest on which is, in the opinion of bond counsel to the issuing authorities, exempt from federal income tax ("Municipal Bonds" or "Bonds"). Reference is made to "Investment Objectives and Policies" in the Prospectus for a discussion of the investment objectives and policies of the Program.


    MUNICIPAL BONDS--The Tax Reform Act of 1986 (the "1986 Act") made substantial changes to the rules regarding the tax treatment of state and local government bonds. Among other changes, the 1986 Act narrowed the scope of state and local government bonds which qualify for exemption, and introduced the concept of "private activity bonds" to replace the prior law concept of "industrial development bonds." In addition to investing in Bonds which are subject to the current rules under the 1986 Act and subsequent legislation, the Program holds and will continue to hold Bonds, including industrial development bonds, which were issued prior to the 1986 Act and which continue to be tax-exempt.


    The types of Bonds which may be purchased for the Portfolio include debt obligations issued to obtain funds for various public purposes, including, among other purposes, the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, street and water and sewer works. Other such public purposes include the refunding of outstanding obligations and obtaining funds for general operating expenses and lending to other public institutions and facilities. In addition, certain types of private activity bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, airport, public transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Such obligations are included within the types of Bonds which may be acquired by the Program if the interest paid thereon is exempt from federal income tax in the opinion of counsel for the issuing governmental authority. Other types of private activity bonds, the proceeds of which are used for the acquisition, construction, reconstruction or improvement of privately-operated manufacturing facilities, may also qualify for such tax exemption, although the current federal tax laws place substantial limitations on the size of such issues.

    The two principal classifications of Bonds which may be acquired for the Portfolio are "general obligation" and "revenue" Bonds. General obligation Bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue Bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Private activity bonds are in most cases revenue Bonds and do not generally constitute the pledge of the credit of the issuer of such Bonds. There are, of course, variations in the security of Bonds, both within a particular classification and between classifications, depending on numerous factors. The Portfolio may also include "moral obligation" Bonds. If an issuer of moral obligation Bonds is unable to meet its obligations, the repayment of such Bonds becomes a moral commitment but not a legal obligation of the state or municipality in question.


    As discussed in the Prospectus, investment in Municipal Bonds may entail certain risks. Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated in a number of states. Decisions in some states have been reached holding such school financing in violation of state constitutions. In addition, legislation to effect changes in public school financing has been introduced in a number of states. The Program is unable to predict the outcome of the pending litigation and legislation in this area and what effect, if any, resulting changes in the sources of funds, including proceeds from property taxes applied to the support of public schools, may have on any school Bonds which may be in the Portfolio.



    Certain of the Bonds in the Portfolio may be bonds of issuers (including California issuers) who rely in whole or in part on AD VALOREM real property taxes as a source of revenue. An amendment to the constitution of the State of California approved in 1978, commonly referred to as "Proposition 13," provides for strict limitations on such AD VALOREM real property taxes and has had a significant impact on the taxing powers of local governments and on the financial conditions of school districts and local governments in California. As of the date hereof, none of the Bonds in the Portfolio and none of the ratings thereof have been directly affected by Proposition 13, but there is no assurance that there will be no such adverse effects in the future. Similar proposals, in the form of state legislative proposals or voter initiatives, to limit AD VALOREM real property taxes have been introduced in various other states. It is not possible at this time to predict the final impact of Proposition 13, or of similar future legislative or constitutional measures, on school districts and local governments or on their abilities to make future payments on their outstanding debt obligations.



    FORWARD COMMITMENTS. Municipal Bonds may be purchased or sold on a delayed delivery basis or may be purchased on a forward commitment basis at fixed purchase terms with periods of up to 45 days between the commitment and settlement dates. The purchase will be recorded on the date the Program enters into the commitment and the value of the security will thereafter be reflected in the calculation of the Program's net asset value. The value of the security on the delivery date may be more or less than its purchase price. A separate account of the Program will be established with The Bank of New York (110 Washington Street, New York, New York 10286), the custodian (the "Custodian") and agent (the "Agent") for the Program, consisting of cash or liquid securities having a market value at all times until the delivery date at least equal to the amount of its commitment in connection with such delayed delivery and purchase transactions. Although the Program will generally enter into forward commitments with the intention of acquiring securities for its Portfolio, the Program may dispose of a commitment prior to settlement if the investment adviser to the Program, Fund Asset Management, L.P. (the "Adviser") deems it appropriate to do so. There can, of course, be no assurance that the judgments upon which these techniques are based will be accurate or that such techniques when applied will be effective. The Program will enter into forward commitment or delayed delivery arrangements only with respect to securities in which it may otherwise invest as described under "Investment Objectives and Policies" in the Prospectus.


    PORTFOLIO MANAGEMENT AND TURNOVER RATE--The Program will attempt to attain its investment objectives by careful initial selection of Bonds with a view to holding them for investment. However, the Program reserves the right to sell Portfolio securities whenever it deems such action advisable to maintain competitive yields or to protect capital in the event the business of an issuer has deteriorated or, in the opinion of the Adviser, is likely to deteriorate or when the period of time to maturity on Portfolio securities has shortened to such an extent as to make it undesirable, in the opinion of the Adviser, to retain such securities in the Portfolio or when it believes that it is desirable for defensive purposes and in anticipation of a rise in interest rates to sell Portfolio securities and invest the proceeds temporarily in short-term obligations which have credit characteristics, in the opinion of the Adviser, similar to those provided for other Portfolio securities and the interest income on which is, in the opinion of counsel to the issuing authorities, exempt from federal income tax. Portfolio turnover rate is calculated by dividing the lesser of purchases or sales (not including purchases or sales of short-term obligations and subsequent reinvestments in Bonds as described above) of Portfolio securities for the year by the monthly average value of Portfolio securities. For the fiscal years ended December 31, 1996 and 1995, the Portfolio turnover rates were 72% and 56%, respectively.


                            INVESTMENT RESTRICTIONS

    The following investment restrictions are deemed fundamental policies of the Program and may be changed only by the vote of the lesser of (1) the holders of 67% of the Program's outstanding voting securities present at a meeting if the holders of more than 50% of such outstanding voting securities are present in person or by proxy or (2) the holders of more than 50% of the Program's outstanding voting securities.

    The Program will not:

         (1) invest in securities or other investments other than Bonds and temporary investments, the interest on which is, in the opinion of counsel to the issuing authorities, exempt from federal income tax (see "Investment Objectives and Policies" in the Prospectus);

         (2) purchase securities on margin (but the Program may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), make short sales of securities, maintain a short position or write or purchase put or call options;

         (3) borrow money, except from banks as a temporary measure for emergency purposes, where such borrowings would not exceed 5% of its total assets (taken at current value);

         (4) pledge assets except to secure indebtedness permitted by (3) above, with pledged assets to be no more than 10% of its total net assets (taken at current value);

         (5) purchase any security if as a result (a) more than 5% of the Program's total assets (taken at current value) would be invested in securities of the issuer thereof (other than securities issued or guaranteed by the United States government) or (b) the Program would hold more than 10% of any class of securities of the issuer thereof other than securities issued or guaranteed by the United States government (taking all debt issued as a single class) or more than 10% of the voting securities of the issuer thereof;

         (6) invest for the purpose of exercising control or management of any company;

         (7) invest in securities of other investment companies, except as part of a merger, consolidation, purchase of assets or similar transaction approved by the Program's Shareholders;

         (8) make investments in oil, gas or other mineral exploration programs, commodities, commodity contracts or real estate, although the Program may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein;

         (9) act as an underwriter except as it may be deemed such in a sale of restricted securities;

        (10) participate on a joint (or joint and several) basis in any trading account in securities (the "bunching" of orders for the sale or purchase of Portfolio securities with other funds or accounts advised or sponsored by the Adviser or any of its affiliates to reduce brokerage commissions or otherwise to achieve the best overall execution not being considered participation in a trading account in securities);


        (11) purchase or retain securities of an issuer if, to the knowledge of the Program, an officer or director of the Program or the Adviser owns beneficially more than 1/2 of 1% of such shares or securities of such issuer and all such directors and officers owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities; or


        (12) make loans, except through the purchase of debt obligations.

    Except in the case of the restriction set forth in clause (11), the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

    For purposes of the investment restrictions set forth in clause (8), the term "exploration programs" includes oil, gas or other mineral leases, as well as exploration programs.

                         INVESTMENT ADVISORY AGREEMENT


    INVESTMENT ADVISORY AGREEMENT--Pursuant to an Investment Advisory Agreement (the "Agreement"), the Adviser has agreed, subject at all times to the Board, to
(1) manage the Portfolio of the Program in accordance with its investment objectives and policies and furnish to the Program investment advice and (2) (a) assist in supervising all aspects of the Program's operations including coordinating all matters relating to the functions of the Agent, Custodian and other parties performing operational functions for the Program; (b) provide the Program, at the Adviser's expense, with the services of such persons competent to perform such administrative and clerical functions as are necessary in order to provide effective administration of the Program, including duties in connection with Shareholder relations, reports, redemption requests and account adjustments and the maintenance of certain non-accounting Program books and records; (c) provide the Program, at the Adviser's expense, with adequate office space and related services; (d) supervise and administer the operation of the Exchange Privilege referred to in "Redemption of Shares and Exchange Privilege" in the Program's Prospectus; and (e) to the extent required by then current federal securities laws, regulations thereunder or interpretations thereof, pay for the printing of all Program prospectuses used in connection with the distribution and sale of the Shares (a regulation permits investment companies to pay such expenses only when an agreement to that effect has been approved by shareholders and subject to various other conditions). In return the Program has agreed to pay a fee each month to the Adviser at the annual rate of 0.5% of the value of the Program's average daily net assets from the beginning of the year to the end of such month.



    The Program pays all the other costs and expenses incurred in connection with its organization and operations, including: fees of the program agent, transfer agent, custodian and dividend disbursing agent; costs of printing and mailing stock certificates, shareholder reports, proxy materials and (except to the extent borne by the Adviser or the Administrators) prospectuses and statements of additional information; legal and auditing fees; costs and expenses of the sale, issue and redemption of its Shares (including fees and expenses of registering the Shares under federal and state securities laws); fees and expenses of unaffiliated directors; costs of accounting and pricing services (including the daily calculation of net asset value); interest, brokerage costs, insurance and taxes. Accounting services are provided for the Program by the Adviser, and the Program reimburses the Adviser for its costs in connection with such services. For the fiscal year ended December 31, 1996, such reimbursement amounted to $73,485. For the fiscal years ended December 31, 1994, 1995 and 1996, the advisory fees paid by the Program to the Adviser aggregated $2,893,985, $2,794,839 and $2,806,869, respectively.


    The Agreement provides that the use of the name "The Municipal Fund Investment Accumulation Program" by the Program is non-exclusive and that the Adviser may allow other persons, including other investment companies, to use the name. The name may also be withdrawn by the Adviser, in which event the Adviser has agreed to present the question of continuing the Agreement to a vote of the Shareholders.


    The Agreement will continue from year to year if approved at least annually either (i) by a vote of a majority of the Program's Shares or (ii) by the Board and, in each case, by the vote of a majority of those directors who are not parties to the Agreement or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval. It was most recently approved by Shareholders on June 5, 1987 and by the Board (including all of the non-interested directors) on March 12, 1997. The Agreement provides that the Adviser shall have no liability to the Program or any Shareholder for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by the Adviser of its duties under the Agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on the Adviser's part or from reckless disregard by the Adviser of its obligations and duties under the Agreement. The Agreement automatically terminates upon its assignment, is terminable, without penalty, by the Board or by vote of the holders of a majority of the Shares on 60 days' notice to the Adviser and by the Adviser on 90 days' notice to the Program. The Adviser's right to terminate could operate to the disadvantage of or work a hardship on the Program.


    THE ADVISER--The Adviser to the Program is FAM (the general partner of which is Princeton Services Inc., a wholly-owned subsidiary of Merrill Lynch & Co., Inc.), which is itself a wholly-owned affiliate of Merrill Lynch & Co., Inc. and has its principal place of business at 800 Scudders Mill Road, Plainsboro, New Jersey 08536. Merrill Lynch & Co., Inc. has its principal place of business at World Financial Center, North Tower, 250 Vesey Street, New York, New York, 10281.


    The Agreement is non-exclusive, and the Adviser, as well as certain of its affiliates, is in the business of furnishing investment advice to individuals, institutional clients and other investment companies, including other investment accumulation programs. The fees charged to these clients vary in accordance with the type of client and services rendered. Merrill Lynch, an affiliate of the Adviser, is engaged in the underwriting, securities and commodities brokerage business and is a member organization of the New York Stock Exchange, other major securities exchanges and commodity exchanges, and the National Association of Securities Dealers, Inc. Merrill Lynch Asset Management, L.P. ("MLAM"), an affiliate of the Adviser, is an indirect wholly-owned affiliate of Merrill Lynch & Co., Inc. and is engaged in the investment advisory business.

    Securities held by the Program may also be held by other funds or accounts for which the Adviser acts as adviser or by its investment advisory clients. If purchases or sales of securities for the Program or other funds or accounts for which it acts or for their clients arise for consideration at or about the same time, the Adviser will attempt, subject to applicable laws and regulations, to allocate equitably portfolio transactions among the Program and the portfolios of its other investment funds or accounts whenever decisions are made to purchase or sell securities for the Program and one or more of such other funds or accounts simultaneously. In making such allocations, the main factors to be considered will be the respective investment objectives of the Program and such other funds and accounts, the relative size of the portfolio holdings of the same or comparable securities, the availability of cash for investment by the Program and such other funds and accounts, the size of investments held by the Program and such other funds and accounts, and opinions of the persons responsible for recommending investments to the Program and such other funds and accounts. While this procedure could have a detrimental effect on the price and amount of the securities available to the Program from time to time, it is the opinion of the Board that the benefits available from the Adviser's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions. To the extent that transactions on behalf of more than one client of the Adviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.


    ADMINISTRATION AGREEMENT--The Adviser has entered into an agreement (the "Administration Agreement") with the Administrators for the performance by them, at their expense, on behalf of the Adviser of the administrative functions described in clause (2) of the first paragraph under "Investment Advisory Agreement" which the Adviser is obligated to perform and has agreed to pay to the Administrators an aggregate monthly fee at the annual rate of 0.2% of the value of the Program's average daily net assets from the beginning of the year to the end of such month. The fee so payable by the Adviser will be allocated among the Administrators in the following respective percentages: Merrill Lynch, 48%; Prudential, 21%; Dean Witter, 21%; and Smith Barney, 10%.


    Merrill Lynch has been appointed by the other Administrators as agent for purposes of taking any action under the Administration Agreement with respect to the Program by power of attorney executed by such Administrators and filed with the Program and the Agent. Provision is also made under the Administration Agreement that if the Administrators are unable to agree in respect to action to be taken jointly by them thereunder and cannot agree as to which Administrators shall continue to act as Administrators, then Merrill Lynch shall continue to act as sole Administrator. Similarly, if one or more of the Administrators fail to perform their duties under the Administration Agreement or become incapable of acting or become bankrupt or if their affairs are taken over by public authorities, then each such Administrator shall be automatically discharged under the Administration Agreement, and the remaining Administrators shall act as sole Administrators. In addition, the Administration Agreement is terminable, without penalty, by the Adviser on 60 days' notice to the Administrators and by the Administrators, acting as a group, on 90 days' notice to the Adviser. The Administrators' right to terminate could operate to the disadvantage of or work a hardship on the Program.

    The Administration Agreement is non-exclusive, and the Administrators, as well as their affiliates, may furnish similar administrative services to other clients, including other investment accumulation programs. The fees charged to these clients may vary in accordance with the type of client and services rendered. Each of the Administrators has acted as sponsor of a number of series of the Corporate Income Fund, the Municipal Income Fund, the Municipal Investment Trust Fund, Liberty Street Trust (Corporate Monthly Payment Series or Municipal Monthly Payment Series) or the International Bond Fund and other series of these unit investment trust investment companies and proposes to act in the future as a sponsor of new series thereof. Each of the Administrators has also acted as principal underwriter and managing underwriter of other investment companies. Each Administrator, in addition to participating as a member of various selling groups or as an agent of other investment companies, executes orders on behalf of investment companies for the purchase and sale of securities of such companies and sells securities to such companies in its capacity as broker or dealer in securities.

                             DIRECTORS AND OFFICERS

    Responsibility for the Program's management rests with the Board, which meets at least quarterly to oversee the implementation of the Program's investment policies and which must approve the renewal of the Agreement. The Directors and Officers of the Program, their ages, and their principal occupations for at least the last five years are set forth below. Unless otherwise noted, the address of each executive officer and Director is P.O. Box 9011, Princeton, New Jersey 08543-9011.


               NAME                               CAPACITY                              ADDRESS
-----------------------------------  -----------------------------------  -----------------------------------

Arthur Zeikel (64)                   President and Director(1)(2)         800 Scudders Mill Road
                                                                          Plainsboro, New Jersey 08536



OCCUPATION: President of Fund Asset Management, L.P. ("FAM" or the "Adviser") (which term as used herein includes its corporate predecessors) since 1977; President of Merrill Lynch Asset Management, L.P. ("MLAM") (which term as used herein includes its corporate predecessors) since 1977; President and Director of Princeton Services, Inc. ("Princeton Services") since 1993; Executive Vice President of Merrill Lynch & Co., Inc. ("ML & Co.") since 1990; and Director of Merrill Lynch Funds Distributor, Inc. (the "Distributor") since 1977.



Ronald W. Forbes (56)                Director (2)                         1400 Washington Avenue
                                                                          Albany, New York 12222



OCCUPATION: Professor of Finance, School of Business, State University of New York at Albany since 1989; Member, Task Force on Municipal Securities Markets, Twentieth Century Fund.



Cynthia A. Montgomery (44)           Director (2)                         Harvard Business School
                                                                          Soldiers Field Road
                                                                          Boston, Massachusetts 02163



OCCUPATION: Professor, Harvard Business School, since 1989; Associate Professor, J.L. Kellog Graduate School of Management, Northwestern University from 1985 to 1989; Assistant Professor, Graduate School of Business Administration, The University of Michigan from 1979 to 1985; Director, UNUM Corporation since 1990 and Director of Newell Co. since 1995.

               NAME                               CAPACITY                              ADDRESS
-----------------------------------  -----------------------------------  -----------------------------------

Charles C. Reilly (65)               Director (2)                         9 Hampton Harbor Road
                                                                          Hampton Bays, New York 11946



OCCUPATION: Self-employed financial consultant since 1990; President and Chief Investment Officer of Verus Capital, Inc. from 1979 to 1990; Senior Vice President of Arnhold and S. Bleichroeder, Inc. from 1973 to 1990; Adjunct Professor, Columbia University Graduate School of Business from 1990 to 1991; Adjunct Professor, Wharton School, University of Pennsylvania from 1989 to 1990; Partner, Small Cities Cable Television since 1986.



Kevin A. Ryan (64)                   Director (2)                         127 Commonwealth Avenue
                                                                          Chestnut Hill, Massachusetts 02167



OCCUPATION: Founder, current Director and Professor of The Boston University Center for Advancement of Ethics and Character; Professor of Education at Boston University since 1982; formerly taught on the faculties of The University of Chicago, Stanford University and Ohio State University.



Richard R. West (59)                 Director (2)                         Box 604
                                                                          Genoa, Nevada 89411



OCCUPATION: Professor of Finance since 1984, and Dean from 1984 to 1993, and currently Dean Emeritus of New York University Leonard N. Stern School of Business Administration; Director of Bowne & Co., Inc., (financial printers), Vornado, Inc. (real estate holding company), Smith-Corona Corporation (manufacturer of typewriters and word processors), and Alexander's Inc. (real estate holding company).



Terry K. Glenn (56)                  Executive Vice President(1)(2)       800 Scudders Mill Road
                                                                          Plainsboro, New Jersey 08536


OCCUPATION: Executive Vice President of the Adviser and MLAM since 1983; Executive Vice President and Director of Princeton Services since 1993; President of the Distributor since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988.


Vincent R. Giordano (52)             Senior Vice President(1)(2)          800 Scudders Mill Road
                                                                          Plainsboro, New Jersey 08536



OCCUPATION: Senior Vice President of the Adviser and MLAM since 1984; Senior Vice President of Princeton Services since 1993; Vice President of the Adviser from 1980 to 1984.



Donald C. Burke (36)                 Vice President(1)(2)                 800 Scudders Mill Road
                                                                          Plainsboro, New Jersey 08536



OCCUPATION: Vice President and Director of Taxation of the Adviser since 1990.



Kenneth A. Jacob (46)                Vice President(1)(2)                 800 Scudders Mill Road
                                                                          Plainsboro, New Jersey 08536



OCCUPATION: Vice President of the Adviser and MLAM since 1984.

               NAME                               CAPACITY                              ADDRESS
-----------------------------------  -----------------------------------  -----------------------------------

William M. Petty (35)                Vice President(1)(2)                 800 Scudders Mill Road
                                                                          Plainsboro, New Jersey 08536



OCCUPATION: Vice President of MLAM since 1993 and Portfolio Manager of the Fund since 1992.



Gerald M. Richard (47)               Treasurer(1)(2)                      800 Scudders Mill Road
                                                                          Plainsboro, New Jersey 08536



OCCUPATION: Senior Vice President and Treasurer of the Adviser and MLAM since 1984; Senior Vice President and Treasurer of Princeton Services since 1993; Vice President of the Distributor since 1981; Treasurer since 1984 and employee of the Distributor since 1978.



Susan B. Baker (39)                  Secretary(1)(2)                      800 Scudders Mill Road
                                                                          Plainsboro, New Jersey 08536



OCCUPATION: Vice President of the Adviser since 1993; attorney associated with the Adviser since 1987.


------------------------

(1) Interested person, as defined in the Investment Company Act of 1940, as amended, of the Program.



(2) The Directors and officers of the Program are Directors or officers of certain other investment companies for which the Adviser or MLAM acts as investment adviser.



    Set forth below is a chart showing the aggregate compensation paid by the Program to each of its Directors (for the fiscal year ended December 31, 1996 and, for the calendar year ended December 31, 1996, the total compensation paid to each Director of the Program by the Program and by other investment companies advised by the Adviser or MLAM for their services as Directors or Trustees of such investment companies).



                                                                           PENSION OR       TOTAL COMPENSATION FROM
                                                                       RETIREMENT BENEFITS     PROGRAM AND FUND
                                              AGGREGATE COMPENSATION   ACCRUED AS PART OF       COMPLEX PAID TO
NAME OF DIRECTOR                                 FROM THE PROGRAM       PROGRAM EXPENSES           DIRECTORS
--------------------------------------------  -----------------------  -------------------  -----------------------
Ronald W. Forbes(1).........................         $   2,900                   None             $   142,500
Cynthia A. Montgomery(1)....................         $   2,900                   None             $   142,500
Charles C. Reilly(1)........................         $   3,900                   None             $   293,833
Kevin A. Ryan(1)............................         $   2,900                   None             $   142,500
Richard R. West(1)..........................         $   2,900                   None             $   269,833


------------------------


(1) The Directors serve on the boards of other MLAM/FAM Advised Funds as follows: Mr. Forbes (23 registered investment companies consisting of 36 portfolios), Ms. Montgomery (23 registered investment companies consisting of 36 portfolios), Mr. Reilly (41 registered investment companies consisting of 54 portfolios), Mr. Ryan (23 registered investment companies consisting of 36 portfolios) and Mr. West (41 registered investment companies consisting of 54 portfolios).


    The Program has an Audit Committee consisting of all the directors of the Program who are not interested persons of the Program.


    REMUNERATION OF OFFICERS AND DIRECTORS--On March 31, 1997, shares of the Program owned by all officers and directors of the Program as a group aggregated less than 1% of the total of such shares then outstanding. The Program pays each non-interested director an annual fee of $800 plus $400 per quarterly meeting attended and an annual fee of $500 for serving on the Program's Audit Committee, except for the

Chairman of the Audit Committee who receives an annual fee of $1,000. The Program will also pay the out-of-pocket expenses of such directors relating to attendance at Meetings. For the fiscal year ended December 31, 1996, such fees and expenses to the five non-interested directors of the Program aggregated $16,100.


                                NET ASSET VALUE

    The net asset value per Share of the Program is determined by dividing the net assets of the Program by the number of its outstanding Shares. The net assets of the Program are its gross assets less its liabilities as determined in accordance with generally accepted accounting principles. It is the ultimate responsibility of the Board to establish standards for the valuation of the Portfolio securities for purposes of determining net asset value of the Program. The Program has made arrangements with Kenny S&P Evaluation Services, a division of Kenny Information Systems, Inc., 65 Broadway, New York, New York 10006 ("Kenny"), to furnish to the Program and the Agent, on each day that the New York Stock Exchange is open for trading immediately after the declaration of dividends, estimated values (as of 15 minutes after the close of business on the New York Stock Exchange, generally 4:00 P.M., New York City time) of Portfolio securities for purposes of computation of net asset value of the Shares. The New York Stock Exchange is not open for trading on the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Board has examined the methods to be used by Kenny in estimating the value of Portfolio securities and believes that such methods will reasonably and fairly approximate the price at which Portfolio securities may be sold and will result in a good faith determination of the fair value of such securities; however, there is no assurance that the Portfolio securities can be sold at the prices at which they are valued.

    Due to the nature of the secondary market for Municipal Bonds it is unlikely that current last sale transactions or unsolicited bids will be regularly available for most of the securities in the Portfolio. The method used by Kenny to value such Portfolio securities is to obtain "quotes" on comparable securities of comparable quality and to value such Portfolio securities similarly. These values are not bids or actual last sale prices but are estimates of the price at which Kenny believes the Program could sell such Portfolio securities.

    Portfolio securities with respect to which a last sale transaction is available will be valued by Kenny at such last sales transaction unless in its judgment such last sale transaction does not fairly and accurately represent the price at which such Portfolio securities may be sold. If there are current unsolicited bids outstanding for Portfolio securities with respect to which there are no such last sale transactions, Kenny will value such Portfolio securities within the range of bid and asked prices it considers best to represent the price at which such Portfolio securities can be sold in light of the then existing circumstances, unless in its judgment such range does not fairly and accurately represent the range in which such Portfolio securities may be sold.

                              REDEMPTION OF SHARES


    The right of redemption may be suspended during any period when the New York Stock Exchange is closed, other than customary weekend and holiday closings; when trading on such exchange is restricted or an emergency exists, in each case as determined by rules and regulations of the Securities and Exchange Commission; or during any period when the Securities and Exchange Commission has by order permitted such suspension.


    The Program has elected to be obligated to pay in cash redemptions during any 90-day period for any one Shareholder up to the lesser of $250,000 or 1% of the Program's net asset value. Payments in excess of such amount will normally be made in cash. If, however, the Board determines that liquidation of the Program's holdings is impracticable or that such payment in cash would be adverse to the interests of the remaining Shareholders, such payment may be made in whole or in part in Portfolio securities. The value of any Portfolio securities distributed in payment for tendered Shares will be deemed to be their value used in determining the net asset value of the Shares at the time they were tendered for redemption. If securities rather than cash are distributed, the Shareholder will incur brokerage charges or their equivalent in dealer markdowns in liquidating these securities.

    Due to the high cost of maintaining Shareholder accounts of less than $500, the Program reserves the right to redeem Shares in any account for their then current net asset value (which will be paid promptly to the Shareholder), if at any time the total investment of such Shareholder does not have a net asset value of at least $500 due to Shareholder redemptions and the Shareholder owns no Units or has elected that no distributions on any Units owned by such Shareholder be invested in Shares. Before any such redemption is effected, the Shareholder will be given 30 days' notice, during which period he will be entitled to elect to have distributions on Units owned by such Shareholder invested in Shares or to purchase Shares to bring his account up to a net asset value of $500 and thereby avoid such redemption.

                            TAXES AND DISTRIBUTIONS

    Reference is made to "Taxes and Distributions" on page 13 of the Prospectus.

    Distributions to Shareholders of net investment income and net short-term capital gains, if any, including distributions which are reinvested in additional Shares in the Program, will generally be taxable as ordinary income. Such distributions will constitute dividends for federal income tax purposes, but, since no portion will arise from dividends, it is anticipated that such distributions will not qualify for the 70% dividends-received deduction for corporations.

    Distributions of long-term capital gains (designated as such by the Program) will be taxable to Shareholders as long-term capital gains at a maximum rate of 28% for non-corporate Shareholders and a maximum rate of 35% for corporate Shareholders, regardless of the length of time a Shareholder has held his Shares. In the event of the redemption of Shares, gain, if any, reflecting accrued but undistributed net interest income thereon may be subject to taxation as (depending on the length of time the Shareholder has held the redeemed Shares) long- or short-term capital gains.

    No later than 60 days after the end of each calendar year, the Program will send to Shareholders a written notice required by the Internal Revenue Code of 1986, as amended (the "Code") designating the amount of its dividends which constitute "exempt-interest dividends," the amount which is taxable as ordinary income and the amount which is taxable as long-term capital gain.

    Every person required to file a tax return must disclose on such return the amount of exempt-interest dividends received from the Program during the taxable year. The disclosure of such amount is for informational purposes only. In addition, with respect to a Shareholder who receives exempt-interest dividends on shares held for less than six months, any loss on the sale or exchange of such shares will, to the extent of the amount of such exempt-interest dividends, be disallowed.

    Interest income with respect to certain tax-exempt bonds, known as "private activity bonds," is a preference item for purposes of the corporate and individual alternative minimum tax. To the extent that the Program invests in private activity bonds, Shareholders will have preference items attributable to their proportionate shares of the interest income received by the Program from such bonds. In addition, for purposes of calculating the corporate alternative minimum tax, a corporation is required to increase its alternative minimum taxable income by 75% of the amount by which adjusted current earnings exceed alternative minimum taxable income (determined without regard to this provision or net operating losses). Under this provision, interest income from tax-exempt bonds held by the Program would increase the alternative minimum taxable income of corporate Shareholders.

    Any dividend declared by the Program in October, November or December of any year and made payable to Shareholders of record in such month will be deemed to be received on December 31 of such year if actually paid during the following January.

    A deductible environmental tax is imposed on a corporation's alternative minimum taxable income (computed without regard to either the alternative tax net operating loss deduction or the environmental tax deduction) at a rate of $12 per $10,000 (0.12%) of alternative minimum taxable income in excess of $2,000,000. The tax will be imposed even if the corporation is not required to pay an alternative minimum tax because the corporation's regular income tax liability exceeds its minimum tax liability. The Program is not subject to the tax. The tax is imposed on the Program's corporate Shareholders, however, and exempt-interest dividends paid by the Program that create alternative minimum tax preferences for corporate Shareholders will be subject to the tax.

    The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and these Regulations are subject to change by legislative or administrative action. See "Taxes and Distributions" in the Prospectus for information as to state and local taxes.

                             PORTFOLIO TRANSACTIONS

    While there is no undertaking or agreement to do so, the Adviser may allocate securities transactions among various dealers on the basis of supplementary statistical and research information and price quotation and other services furnished to the Program or the Adviser. Such statistical and research information may be used by the Adviser in providing investment advice for all of the accounts which it manages, and it is not possible to relate the benefits of such information to any particular account. The Adviser is able to fulfill its obligations to furnish a continuous investment program to the Program without such information from dealers. However, the Adviser considers access to such information to be an important element of financial management. While such information is considered useful, its value is not determinable and the Adviser does not feel that such information reduces its expenses. In implementing the above policies, the Program will not offset brokerage commissions paid to the affiliates of the Adviser, if any, against advisory fees payable to the Adviser, nor will it attempt to offset brokerage commissions payable to other brokers which effect Portfolio transactions for the Program. The Board has considered the propriety of seeking such offsets and has determined that it is in the best interest of the Program not to seek such offsets at this time and that it will reconsider this determination in the future at least annually. The Program may effect Portfolio transactions conducted on an agency basis through affiliates of the Adviser provided that, in the judgment of the Adviser, more favorable prices or executions are not obtainable elsewhere. During the fiscal years ended December 31, 1994, 1995 and 1996, the Program did not pay any brokerage commissions.



    Under the Investment Company Act of 1940, as amended, persons affiliated with the Program are prohibited from dealing with the Program as a principal in the purchase and sale of securities for the Program unless such trading is permitted by an exemptive order issued by the Securities and Exchange Commission. The Program has obtained an exemptive order permitting it to engage in certain principal transactions involving high quality short-term tax-exempt securities. During the years ended December 31, 1994, 1995 and 1996, the Program did not purchase Municipal Bonds in principal transactions pursuant to the exemptive order. Affiliated persons of the Program may serve as broker in over-the-counter transactions conducted on an agency basis. Also, under the Investment Company Act of 1940, as amended, the Program may not purchase Municipal Bonds from any underwriting syndicate of which Merrill Lynch is a member except pursuant to an exemptive order or rules adopted by the Securities and Exchange Commission.


                                PERFORMANCE DATA

    The Program may from time to time include its average annual total return and yield in advertisements or information furnished to present or prospective shareholders. Set forth below is the Program's average annual total return information for the periods indicated:


                                                                                      10-YEAR PERIOD
                                               YEAR ENDED      5-YEAR PERIOD ENDED         ENDED
                                            DECEMBER 31, 1996   DECEMBER 31, 1996    DECEMBER 31, 1996
                                            -----------------  -------------------  -------------------
Average Annual
  Total Return (a)........................          3.36%               6.28%                6.91%


---------

    (a) Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based upon net investment income and any capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses.

    The Program may supplement this Statement of Additional Information with yield quotations to comply with certain regulations issued by the Securities and Exchange Commission with respect to the advertisement of performance. Yield quotations will be computed based on a 30-day period by dividing the net income earned during the period based on the yield to maturity of each security held by the Program by the average daily number of shares outstanding during the period that were entitled to receive dividends times the maximum offering price per share on the last day of the period.

                              GENERAL INFORMATION

    DESCRIPTION OF SHARES--The Program is authorized to issue a total of 100,000,000 Shares of $.01 par value each. There is no limitation on the sales charge, if any, at which the Shares may be offered or the types of investors to whom offerings may be made. Shares are fully paid and non-assessable when issued, have no pre-emptive, conversion or exchange rights and are transferable without restriction. Each Share entitles the holder to one vote at all meetings of shareholders. Cumulative voting is not permitted. Thus the holders of more than 50% of the Shares voting for the election of the Directors can elect all of the Directors of the Program if they choose to do so and in such event the holders of the remaining Shares would not be able to elect any Directors. Holders of Shares are entitled to participate equally in dividends and distributions, and, in addition, in the event of the distribution or liquidation of the Program the holders of Shares will be entitled to participate equally in any assets of the Program. Unless requested to do so by a Shareholder, the Program will not ordinarily issue certificates representing Shares but will instead establish for each Shareholder through the Agent an account under which such Shares are held for safekeeping.


    AUDITORS AND FINANCIAL STATEMENTS--Deloitte & Touche LLP, independent auditors for the Program, have audited the statement of assets and liabilities, including the schedule of investments, of the Program as of December 31, 1996 and the related statements of operations for the year then ended and of changes in net assets for each of the years in the two-year period ended December 31, 1996 and the financial highlights for each of the years in the five-year period ended December 31, 1996 as stated in their report appearing herein, and such financial statements have been included herein in reliance upon such report given upon the authority of that firm as experts in accounting and auditing. The Program will issue to Shareholders semi-annual and annual reports containing financial statements including information relating to net asset value per share and income and expense.


    LEGAL COUNSEL--Rogers & Wells, New York, New York, is counsel for the
Program.

                          DESCRIPTION OF BOND RATINGS*

    STANDARD & POOR'S--AAA--Bonds rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

    AA--Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

    A--Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

------------------------
* As described by the rating companies themselves.

    BBB--Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

    BB--B--CCC--CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

    C--the rating C is reserved for income bonds on which no interest is being paid.

    D--Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

    NR--indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of bond as a matter of policy.

    Plus (+) or minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

    Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

    MOODY'S--Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

    A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa--Bonds which are rated Baa are considered medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    NOTE: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

    CON.( . . . )--Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
The Municipal Fund Accumulation Program, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Municipal Fund Accumulation Program, Inc. as of December 31, 1996, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Program's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of The Municipal Fund Accumulation Program, Inc. as of December 31, 1996, the results of its operations, and the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.



Deloitte & Touche LLP
Princeton, New Jersey
February 3, 1997

Portfolio Abbreviations

To simplify the listings of The Municipal Fund Accumulation Program, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT   Alternative Minimum Tax (subject to)
COP   Certificates of Participation
EDA   Economic Development Authority
GO    General Obligation Bonds
HFA   Housing Finance Agency
IDA   Industrial Development Authority
M/F   Multi-Family
PCR   Pollution Control Revenue Bonds
S/F   Single-Family
UT    Unlimited Tax
VRDN  Variable Rate Demand Notes




The Municipal Fund Accumulation Program, Inc.
Schedule of Investments as of December 31, 1996                                                   (in Thousands)
              S&P    Moody's   Face                                                                      Value
State        Rating  Rating   Amount                         Issue                                     (Note 1a)
Alabama--     AAA     Aaa    $ 5,720  Alabama Private Colleges and Universities Facilities
2.4%                                  Authority Revenue Bonds (Tuskegee University
                                      Project), Series A, 5.75% due 9/01/2026 (i)                       $  5,770
              AA      A1       2,000  Birmingham, Alabama, Crossover Refunding Bonds, 8%
                                      due 10/01/2015                                                       2,099
              AAA     Aaa      5,000  Huntsville, Alabama, Health Care Authority Revenue Bonds
                                      (Health Care Facilities), Series B, 6.625% due 6/01/2023 (c)         5,503

Arkansas--    AAA     NR*      3,125  Arkansas State Development Finance Authority, S/F Mortgage
0.6%                                  Revenue Bonds (Mortgage-Backed Securities Program), Series
                                      C, 6.60% due 7/01/2017 (g)                                           3,284

California    AA-     Aa       4,955  California HFA, Home Mortgage Revenue Bonds, AMT, Series F-1,
--7.7%                                7% due 8/01/2026                                                     5,271
              A+      A1       2,500  California State, GO, UT, 6.25% due 9/01/2012                        2,757
                                      California State Public Works Board, Lease Revenue Bonds,
                                      Series A:
              A       Aaa      8,000   (Department of Corrections-Monterey County-Soledad II),
                                       6.875% due 11/01/2004 (b)                                           9,340
              A       Aaa      5,000   (Secretary of State), 6.75% due 12/01/2002 (b)                      5,682
              AAA     Aaa      4,000   (Various University of California Projects), 6.40% due
                                       12/01/2016 (e)                                                      4,401
              AAA     Aaa      2,000  Los Angeles County, California, COP (Correctional Facilities
                                      Project), 6.50% due 9/01/2000 (b)(c)                                 2,189
              AA-     A1       5,260  Los Angeles County, California, Transportation Commission
                                      Sales Tax Revenue Refunding Bonds, Series B, 6.50% due
                                      7/01/2013                                                            5,579
              AAA     Aaa      1,250  M-S-R Public Power Agency, California, Revenue Refunding
                                      Bonds (San Juan Project), 6.75% due 7/01/2020 (c)                    1,470
              AAA     Aaa      5,025  Stockton, California, COP (Wastewater Treatment Plant
                                      Expansion), Series A, 6.80% due 9/01/2024 (d)                        5,731

Colorado--    AA      NR*      2,700  Colorado HFA, S/F Mortgage Program Revenue Bonds, AMT, Series
2.6%                                  D-3, 7.20% due 8/01/2023 (j)                                         2,809
              AA      Aa       2,940  Colorado Springs, Colorado, Utilities Revenue Refunding Bonds,
                                      Series A, 6.50% due 11/15/2015                                       3,161
                                      Douglas County, Colorado, School District No. RE1, Improvement
                                      Bonds (Douglas and Elbert Counties), Series A (c):
              AAA     Aaa      4,920   6.50% due 12/15/2004 (b)                                            5,559
              AAA     Aaa         80   6.50% due 12/15/2016                                                   87
              AAA     Aaa      2,500  Garfield, Pitkin and Eagle Counties, Colorado, Roaring Fork
                                      School District No. RE1, UT, 6.60% due 6/15/2004 (b)(c)              2,824


The Municipal Fund Accumulation Program, Inc.
Schedule of Investments as of December 31, 1996 (continued)                                       (in Thousands)


              S&P    Moody's   Face                                                                      Value
State        Rating  Rating   Amount                         Issue                                     (Note 1a)
Connecticut   AAA     Aaa    $ 2,000  Connecticut State Development Authority, Water Facility,
--3.2%                                Revenue Refunding Bonds (Connecticut Water Company Project),
                                      6.65% due 12/15/2020 (e)                                          $  2,205
              AA      Aa       3,825  Connecticut State, HFA, Housing Mortgage Revenue Bonds
                                      (Finance Program), Sub-Series B-1, 6.125% due 5/15/2018              3,921
                                      Connecticut State, Health and Educational Facilities Authority
                                      Revenue Bonds:
              AAA     Aaa      4,600   (Cherry Brook Nursing Home), 6% due 11/01/2022 (e)                  4,738
              AAA     Aaa      3,000   (Norwalk Hospital), Series D, 6.25% due 7/01/2022 (c)               3,177
              AAA     Aaa      3,500  Connecticut State, Special Tax Obligation Revenue Bonds,
                                      Series B, 6.10% due 10/01/2011 (d)                                   3,707

District of   A1+     VMIG1++  1,200  District of Columbia, General Fund Recovery, VRDN, UT, Series
Columbia--                            B-1, 4.30% due 6/01/2003 (h)                                         1,200
1.2%          A+      A3       5,000  District of Columbia Revenue Bonds (Howard University),
                                      Series A, 7.25% due 10/01/2020                                       5,385

Florida--     A       A        1,715  Broward County, Florida, Resource Recovery Revenue Bonds
0.7%                                  (Broward Waste Energy-LP North), 7.95% due 12/01/2008                1,885
              AAA     Aaa      2,000  Florida State Board of Education, Capital Outlay (Public
                                      Education), Series B, 6.70% due 6/01/2001 (b)                        2,199

Georgia--                             Metropolitan Atlanta, Georgia, Rapid Transit Authority, Sales
5.0%                                  Tax Revenue Bonds (b):
              AAA     Aaa      5,000   Second Indenture, Series A, 6.90% due 7/01/2004 (c)                 5,792
              AA-     A1       8,200   Series O, 6.55% due 7/01/2001                                       9,038
              A+      A       10,460  Municipal Electric Authority, Georgia, Special Obligation
                                      Revenue Bonds, Fifth Crossover Series, Project One, 6.50% due
                                      1/01/2017 (a)                                                       11,458
              AAA     Aaa      1,500  Richmond County, Georgia, Water and Sewer Revenue Refunding
                                      and Improvement Bonds, Series A, 5.25% due 10/01/2028 (d)            1,443

Illinois--                            Cook County, Illinois, GO, UT:
3.7%          AAA     Aaa     10,000   Refunding (Capital Improvement), 5.875% due 11/15/2022 (d)         10,101
              AAA     Aaa      4,800   Series A, 6.60% due 11/15/2022 (c)                                  5,241
              A1+     Aa3      5,000  Illinois Development Finance Authority Revenue Bonds
                                      (Presbyterian Home Lake), Series B, 6.40% due 9/01/2031              5,142

Indiana--     AA      Aa3      6,000  Indiana Health Facility Financing Authority, Hospital Revenue
3.1%                                  Refunding Bonds (Clarian Health Partners, Inc.), 5.50% due
                                      2/15/2016                                                            5,776
              NR*     Aaa      4,315  Indiana State Educational Facilities Authority Revenue Bonds
                                      (University of Notre Dame Project), 6.70% due 3/01/2025              4,775
              A+      A1       1,000  Indiana State Office Building Commission, Capital Complex
                                      Revenue Refunding Bonds (State Office Building-II Facility),
                                      Series D, 6.90% due 7/01/2011                                        1,149
              A+      A1       2,250  Indiana Transportation Finance Authority, Highway Revenue
                                      Bonds, Series A, 8.125% due 6/01/1998 (b)                            2,420
              A+      NR*      2,865  Indianapolis, Indiana, Local Public Improvement Bond Bank,
                                      Refunding, Series D, 6.75% due 2/01/2020                             3,112

Kentucky--    AAA     A        3,000  Kentucky State Turnpike Authority, Economic Development Road
0.6%                                  Revenue Bonds, Series A, 8.25% due 7/01/1997 (b)                     3,129

Louisiana--   AAA     Aaa      5,000  New Orleans, Louisiana, Public Improvement Bonds, UT, 7% due
1.7%                                  9/01/2002 (b)(d)                                                     5,593
              AAA     Aaa      3,400  New Orleans, Louisiana, Refunding, 6.125% due 10/01/2016 (e)         3,599


The Municipal Fund Accumulation Program, Inc.
Schedule of Investments as of December 31, 1996 (continued)                                       (in Thousands)
              S&P    Moody's   Face                                                                      Value
State        Rating  Rating   Amount                         Issue                                     (Note 1a)
Maine--0.9%   AA-     Aa     $ 4,480  Maine State Housing Authority, Mortgage Purchase, Series D,
                                      6.80% due 11/15/2025                                              $  4,690

Massachu-     A1+     VMIG1++    700  Massachusetts Municipal Wholesale Electric Company, Power
setts--6.6%                           Supply System Revenue Bonds, VRDN, Series C, 4% due
                                      7/01/2019 (h)                                                          700
              AAA     Aaa      9,520  Massachusetts State, HFA, M/F Housing Refunding Bonds,
                                      Series A, 6.10% due 7/01/2015 (c)                                    9,750
              A+      Aa       3,000  Massachusetts State, HFA, S/F Housing Revenue Bonds, AMT,
                                      Series 38, 7.20% due 12/01/2026                                      3,213
                                      Massachusetts State Health and Educational Facilities Authority
                                      Revenue Bonds:
              A+      A1       5,900   (Brigham and Womens Hospital Issue), Series D, 6.75% due
                                       7/01/2024                                                           6,326
              AAA     Aaa      2,550   (Northeastern University), Series E, 6.55% due 10/01/2022 (c)       2,799
              AAA     Aaa      1,390   (University Hospital), Series C, 7.25% due 7/01/2019 (c)            1,528
              NR*     MIG1++   1,500  Massachusetts State Industrial Finance Agency, Health Care
                                      Facility Revenue Bonds (Beverly Enterprises, Inc.), VRDN,
                                      4.20% due 4/01/2009 (h)                                              1,500
              A1+     VMIG1++    300  Massachusetts State Industrial Finance Agency, PCR, Refunding
                                      (Holyoke Water Power Company), VRDN, Series A, 3.95% due
                                      5/01/2022 (h)                                                          300
              NR*     NR*      4,000  Massachusetts State Industrial Finance Agency Revenue Bonds
                                      (Newbury College Issue), VRDN, 3.95% due 6/01/2021 (h)               4,000
              AAA     Aaa      1,000  Massachusetts State Port Authority Revenue Bonds, 13% due
                                      7/01/2013 (a)                                                        1,687
              AA-     A1       4,560  Massachusetts State Special Obligation Revenue Bonds,
                                      Series A, 5.80% due 6/01/2014                                        4,637

Michigan--                            Michigan State Hospital Finance Authority Revenue Bonds
2.5%                                  (Henry Ford Health Systems), Series A:
              AAA     Aa       1,500   7% due 7/01/2000 (b)                                                1,654
              AA      Aa       6,500   Refunding, 5.25% due 11/15/2020                                     6,231
                                      Michigan State Strategic Fund, Limited Obligation Revenue
                                      Refunding Bonds (Detroit Edison Co. Project):
              AAA     Aaa      1,000   6.875% due 12/01/2021 (d)                                           1,110
              AAA     Aaa      2,000   Series BB, 7% due 5/01/2021 (e)                                     2,416
              AAA     Aaa      1,000   Series CC, 6.95% due 9/01/2021 (d)                                  1,098
              AA      Aaa      1,250  Royal Oak, Michigan, Hospital Finance Authority, Hospital
                                      Revenue Bonds (William Beaumont Hospital), Series D, 6.75% due
                                      1/01/2001 (b)                                                        1,376

Minnesota--   AA      Aa       4,115  Minnesota State, HFA, S/F Mortgage, AMT, Series M, 6.70% due
0.8%                                  7/01/2026                                                            4,267

Montana--     AA+     Aa       4,950  Montana State Housing Board, S/F Program, AMT, Series B-2,
0.9%                                  6.90% due 6/01/2025                                                  5,202

Nevada--1.2%  AAA     Aaa      2,000  Clark County, Nevada, PCR, Refunding (Nevada Power Company
                                      Project), Series B, 6.60% due 6/01/2019 (d)                          2,192
              NR*     NR*      2,000  Clark County, Nevada, School District (School Improvement),
                                      Series A, 8% due 3/01/1998 (b)                                       2,132
              AAA     Aaa      2,240  Nevada Housing Division, S/F Housing Division Program, AMT,
                                      Series E, 7.05% due 4/01/2027                                        2,366

New           AAA     Aaa      2,000  New Hampshire Higher Educational and Health Facilities
Hampshire--                           Authority, Revenue Refunding Bonds (University System of New
0.4%                                  Hampshire), 6.25% due 7/01/2020 (c)                                  2,108


The Municipal Fund Accumulation Program, Inc.
Schedule of Investments as of December 31, 1996 (continued)                                       (in Thousands)
              S&P    Moody's   Face                                                                      Value
State        Rating  Rating   Amount                         Issue                                     (Note 1a)
New Jersey    AAA     Aaa    $ 4,670  Highland Park, New Jersey, Refunding (School District),
--6.0%                                5.125% due 2/15/2025 (c)                                          $  4,424
                                      Jersey City, New Jersey, GO (School District), UT (b):
              AA      A        2,900   6.65% due 2/15/2002                                                 3,225
              AA      A        3,030   6.65% due 2/15/2002                                                 3,370
              AAA     Aaa      5,000  New Jersey EDA, Revenue Refunding Bonds (RWJ Health Care
                                      Corporation), 6.50% due 7/01/2024 (i)                                5,411
              AAA     Aaa      1,000  New Jersey Health Care Facilities Financing Authority, Revenue
                                      Refunding Bonds (Hackensack Medical Center), 6.625% due
                                      7/01/2017 (d)                                                        1,079
              AAA     Aaa      1,500  New Jersey Sports and Exposition Authority, Luxury Tax Revenue
                                      Refunding Bonds (Convention Center), Series A, 6.25% due
                                      7/01/2020 (c)                                                        1,594
              A+      Aa       5,000  New Jersey Sports and Exposition Authority (State Contract),
                                      Series A, 6.50% due 3/01/2019                                        5,322
              AAA     Aaa      3,000  New Jersey State Educational Facilities Authority Revenue Bonds
                                      (Trenton State College), Series A, 5.10% due 7/01/2021 (c)           2,841
              AAA     Aaa      3,000  New Jersey State Housing and Mortgage Finance Agency Revenue
                                      Bonds (Home Buyer), Series L, 6.65% due 10/01/2014 (c)               3,181
              AA      A1       2,500  Rutgers State University, New Jersey, Refunding (State
                                      University of New Jersey), Series A, 6.50% due 5/01/2018             2,691

New Mexico    A1+     P1       3,000  Farmington, New Mexico, PCR, Refunding (Arizona Public
--1.5%                                Service Co.), VRDN, Series A, 4.15% due 5/01/2024 (h)                3,000
              AAA     Aaa      5,000  Los Alamos County, New Mexico, Utility System Revenue
                                      Refunding Bonds, Series A, 6% due 7/01/2009 (i)                      5,280

New York--                            New York City, New York, GO, UT:
15.5%         BBB+    Aaa      3,000   Series A, 8% due 8/15/2001 (b)                                      3,483
              BBB+    Baa1     3,000   Series C, Sub-Series C-1, 7.50% due 8/01/2020                       3,347
              BBB+    Baa1       680   Series D, 7.50% due 2/01/2002 (b)                                     780
              BBB+    Baa1     1,320   Series D, 7.50% due 2/01/2016                                       1,462
              BBB+    Baa1     2,500   Series D, 7.50% due 2/01/2019                                       2,769
              A-      A        2,500  New York City, New York, Municipal Water Finance Authority,
                                      Water and Sewer System Revenue Bonds, Series A, 6% due
                                      6/15/2025                                                            2,536
                                      New York State Dormitory Authority Revenue Bonds:
              AAA     Aaa      3,000   (Consolidated City University System), Third Generation,
                                       Series 1, 5.375% due 7/01/2025 (e)                                  2,902
              AA      Aa       1,000   (Cornell University), Series A, 7.375% due 7/01/2030                1,105
              BBB+    Baa1     3,250   Refunding (State University Educational Facilities),
                                       Series B, 7% due 5/15/2016                                          3,484
              AAA     Aa       1,000   (Saint Vincent Hospital and Medical Center), 7.40% due
                                       8/01/2030 (f)                                                       1,119
                                      New York State Environmental Facilities Corporation, PCR,
                                      State Water Revolving Fund:
              A       Aa       1,425   (New York City Municipal), Series A, 7% due 6/15/2012               1,571
              A-      Aa       4,050   Refunding (New York City Municipal Water), Series A, 5.875%
                                       due 6/15/2014                                                       4,168
              A       Aa       1,800   Series A, 7.50% due 6/15/2012                                       1,985
              AA-     Aa         500   Series B, 7.50% due 3/15/2011                                         538
              A-      A        1,520  New York State, GO, UT, 6.25% due 6/15/2024                          1,591

The Municipal Fund Accumulation Program, Inc.
Schedule of Investments as of December 31, 1996 (continued)                                       (in Thousands)
              S&P    Moody's   Face                                                                      Value
State        Rating  Rating   Amount                         Issue                                     (Note 1a)
New York                              New York State Local Government Assistance Corporation,
(concluded)                           Series A:
              A       A      $11,650   6.875% due 4/01/2002 (b)                                         $ 13,114
              A       A        5,000   6.50% due 4/01/2020                                                 5,398
                                      New York State Medical Care Facilities Finance Agency Revenue
                                      Bonds, Series A:
              AAA     Aaa      1,515   (Mental Health Services Facilities Improvement), 7.80% due
                                       2/15/1999 (b)                                                       1,658
              AAA     Aaa      3,500   (New York Hospital Mortgage), 6.80% due 8/15/2024 (e)(f)            3,899
              NR*     Aa       3,750  New York State Mortgage Agency Revenue Refunding Bonds
                                      (Homeowner Mortgage), Series 61, 5.80% due 10/01/2017                3,753
              A-      A1       5,325  Triborough Bridge and Tunnel Authority, New York, Refunding
                                      (Special Obligations), Series B, 6.875% due 1/01/2015                5,841
                                      Triborough Bridge and Tunnel Authority, New York, Revenue
                                      Bonds (General Purpose):
              A+      Aa       2,940   Series B, 5.20% due 1/01/2022                                       2,800
              A+      Aa       5,100   Series X, 6.625% due 1/01/2012                                      5,802
              A+      Aa       9,575   Series X, 6.50% due 1/01/2019                                      10,344

New York &    AA-     A1      12,750  Port Authority of New York and New Jersey, Consolidated
New Jersey                            Bonds, 72nd Series, 7.35% due 10/01/2002 (b)                        14,664
--2.7%

North         BBB     Aaa      1,330  North Carolina Eastern Municipal Power Agency, Power System
Carolina--                            Revenue Refunding Bonds, Series A, 6.50% due 1/01/2018 (a)           1,515
2.8%          AAA     Aaa      9,550  North Carolina State, Capital Improvement Bond, Series A,
                                      4.70% due 2/01/2004                                                  9,662
              AA-     Aa       3,500  Pitt County, North Carolina, Revenue Refunding Bonds (Pitt
                                      County Memorial Hospital), 5.25% due 12/01/2021                      3,294
              AA      Aa       1,000  University of North Carolina, Hospital Revenue Bonds (Chapel
                                      Hill University, Board of Governors), 6% due 2/15/2024               1,015

Ohio--1.6%    AAA     Aaa      3,000  Hamilton, Ohio, Electric System Mortgage Revenue Bonds,
                                      Series B, 8% due 10/15/1998 (b)(d)                                   3,266
              A1+     P1       5,300  Ohio State, PCR, Refunding (Sohio Air Project-BP Petroleum),
                                      VRDN, 4.15% due 5/01/2022 (h)                                        5,300

Oregon--      AAA     Aaa      9,850  Oregon Health Sciences, University Revenue Bonds, Series A,
1.7%                                  5.75% due 7/01/2021 (c)(k)                                           2,561
              AA      Aa       6,500  Oregon State Board of Higher Education, Series A, 6% due
                                      8/01/2026                                                            6,716

Pennsylvania  AAA     Aaa      2,750  Allegheny County, Pennsylvania, Hospital Development Authority
--3.2%                                Revenue Bonds (Children's Hospital of Pittsburgh), 5.30% due
                                      7/01/2026 (c)                                                        2,611
              AAA     Aaa      2,500  Altoona, Pennsylvania, City Authority, Water Revenue Bonds,
                                      Series A, 6.50% due 11/01/2019 (d)                                   2,765
              A-      NR*      4,750  Montgomery County, Pennsylvannia, IDA, Retirement Community
                                      Revenue Bonds (Adult Communities Total Services), Series B,
                                      5.75% due 11/15/2017                                                 4,558
              AAA     Aaa      3,355  North Penn, Pennsylvania, Water Authority Revenue Bonds, 7%
                                      due 11/01/2004 (b)(d)                                                3,897
              AAA     Aaa      4,000  Philadelphia, Pennsylvania, School District, Series B, 5.50%
                                      due 9/01/2025 (e)                                                    3,940

The Municipal Fund Accumulation Program, Inc.
Schedule of Investments as of December 31, 1996 (continued)                                       (in Thousands)
              S&P    Moody's   Face                                                                      Value
State        Rating  Rating   Amount                         Issue                                     (Note 1a)
Puerto Rico   AAA     NR*    $ 2,000  Puerto Rico Commonwealth, Public Improvement, GO, 7.70%
--0.4%                                due 7/01/2000 (b)                                                 $  2,266

Rhode         AAA     Aaa      2,500  Rhode Island Port Authority and Economic Development
Island--0.5%                          Corporation, Revenue Refunding Bonds (Shepard Building
                                      Project), Series B, 6.75% due 6/01/2025 (e)                          2,805

South                                 Piedmont Municipal Power Agency, South Carolina, Electric
Carolina--                            Revenue Refunding Bonds (d):
1.1%          AAA     Aaa      3,000   6.75% due 1/01/2019                                                 3,477
              AAA     Aaa      1,890   Series A, 6.50% due 1/01/2014                                       2,114
              AAA     Aaa        320   Series A, 6.50% due 1/01/2014 (a)                                     360

Texas--6.4%   AAA     Aaa      2,000  Austin, Texas, Utility Systems, Combined Revenue Refunding
                                      Bonds, Prior Lien, 6.50% due 5/15/2001 (b)(e)                        2,199
              AAA     Aaa      2,000  Brazos River Authority, Texas, Revenue Refunding Bonds
                                      (Houston Light and Power Co.), Series B, 6.375% due
                                      4/01/2012 (c)                                                        2,147
                                      Harris County, Texas, Health Facilities Development
                                      Corporation, Hospital Revenue Bonds:
              AAA     Aaa      2,870   (Hermann Hospital Project), 6.375% due 10/01/2024 (c)               3,065
              A1+     NR*      2,500   (Methodist Hospital), VRDN, 4.25% due 12/01/2025 (h)                2,500
                                      Harris County, Texas, Toll Road Sub-Lien, Revenue Refunding
                                      Bonds, UT:
              AAA     NR*      1,250   8.125% due 8/01/1998 (b)                                            1,354
              AA      Aa       3,000   6.75% due 8/01/2014                                                 3,261
              AAA     Aaa      4,700  Sabine River Authority, Texas, PCR, Refunding (Texas Utilities
                                      Electric Company Project), 6.55% due 10/01/2022 (d)                  5,159
              AAA     Aaa      5,300  San Antonio, Texas, Water Revenue Refunding Bonds, 6.50% due
                                      5/15/2010 (c)                                                        5,782
              AAA     Aaa      2,000  Texas Municipal Power Agency Revenue Bonds, 14.625% due
                                      3/01/1997 (b)                                                        2,036
              AA      Aa       1,000  Texas State, Refunding (Veterans Land), UT, 6.50% due
                                      12/01/2021                                                           1,059
              AA      Aa       2,155  Texas State Veterans' Housing Assistance Fund II, AMT, UT,
                                      Series A, 7% due 12/01/2025                                          2,276
              AAA     Aa1      4,800  Texas Water Development Board Revenue Bonds (State Revolving
                                      Fund), Senior-Lien, Series B, 5.125% due 7/15/2018                   4,571

Utah--0.6%                            Intermountain Power Agency, Utah, Power Supply Revenue
                                      Refunding Bonds, Series D:
              A+      Aa       2,300   5% due 7/01/2021                                                    2,093
              A+      Aa       1,000   8.625% due 7/01/2021                                                1,042

Vermont--     AA      Aa3     11,000  Vermont Educational and Health Buildings, Financing Agency
1.9%                                  Revenue Bonds (Middlebury College Project), 5.375% due
                                      11/01/2026                                                          10,588

Virginia--    AA      Aa       4,500  Henrico County, Virgina, IDA, Public Facility Lease Revenue
2.2%                                  Bonds (Henrico County Regional Jail Project), 7% due 8/01/2013       5,044
              AAA     Aaa      2,750  Virginia State Board of Transportation Contract Revenue Bonds
                                      (Route 28 Project), 7.80% due 3/01/1998 (b)                          2,930
                                      Virginia State Housing Development Authority, Commonwealth
                                      Mortgage:
              AA+     Aa1      1,620   Series C, Sub-Series C-3, 6% due 1/01/2017                          1,652
              AA+     Aa1      2,500   Series D, Sub-Series D-1, 6.10% due 1/01/2019                       2,550


The Municipal Fund Accumulation Program, Inc.
Schedule of Investments as of December 31, 1996 (concluded)                                       (in Thousands)
              S&P    Moody's   Face                                                                      Value
State        Rating  Rating   Amount                         Issue                                     (Note 1a)
Washington    AA+     Aa1    $ 4,000  Seattle, Washington, Refunding Bonds, 6.50% due 3/01/2017         $  4,224
--1.8%        AAA     Aaa      3,000  Tacoma, Washington, Refuse Utility Revenue Bonds, 7% due
                                      12/01/2019 (e)                                                       3,432
              AA      Aa       2,000  Washington State, GO, Series A, 6.75% due 2/01/2015                  2,313

West          AAA     Aaa      5,185  West Virginia State, Series O, 5% due 11/01/2021 (d)                 4,826
Virginia--
0.9%

Wisconsin--                           Wisconsin Housing and EDA, Home Ownership Revenue Bonds,
2.5%                                  Series 1:
              AA      Aa       1,000   6.75% due 9/01/2015                                                 1,045
              AA      Aa       4,990   6.75% due 9/01/2017                                                 5,210
              AAA     Aaa      2,000  Wisconsin Public Power System Inc., Power Supply System
                                      Revenue Bonds, Series A, 7.40% due 7/01/2000 (b)(e)                  2,234
              AAA     Aaa      5,000  Wisconsin State Health and Educational Facilities Authority
                                      Revenue Bonds (Children's Hospital of Wisconsin Inc. Project),
                                      6.50% due 8/15/2021 (d)                                              5,389

                                      Total Investments (Cost--$508,293)--99.1%                          546,617

                                      Other Assets Less Liabilities--0.9%                                  5,232
                                                                                                        --------
                                      Net Assets--100.0%                                                $551,849
                                                                                                        ========

(a)Escrowed to maturity.
(b)Prerefunded.
(c)MBIA Insured.
(d)FGIC Insured.
(e)AMBAC Insured.
(f)FHA Insured.
(g)GNMA/FNMA Collateralized.
(h)The interest rate is subject to change periodically based upon the prevailing market rate. The interest rate shown is the rate in effect at December 31, 1996.
(i)FSA Insured.
(j)Federally Guaranteed.
(k)Represents a zero coupon bond; the interest rate shown is the effective yield at the time of purchase by the Program.
  *Not Rated.
 ++Highest short-term rating by Moody's Investors Service, Inc.
Ratings of issues shown have not been audited by Deloitte & Touche LLP.

   See Notes to Financial Statements.


The Municipal Fund Accumulation Program, Inc.
Statement of Assets and Liabilities                                                              As of December 31, 1996
Assets:
Investments, at value (identified cost--$508,292,785) (Note 1a)                                             $546,617,262
Cash                                                                                                             346,097
Receivables:
  Interest                                                                                 $  9,626,479
  Securities sold                                                                               140,000
  Capital shares sold                                                                           129,235        9,895,714
                                                                                           ------------
Prepaid registration fees and other assets (Note 1d)                                                              44,902
                                                                                                            ------------
Total assets                                                                                                 556,903,975
                                                                                                            ------------
Liabilities:
Payables:
  Securities purchased                                                                        3,775,979
  Capital shares redeemed.                                                                      376,991
  Investment adviser (Note 2)                                                                   246,913        4,399,883
                                                                                           ------------
Accrued expenses and other liabilities                                                                           654,692
                                                                                                            ------------
Total liabilities                                                                                              5,054,575
                                                                                                            ------------
Net Assets                                                                                                  $551,849,400
                                                                                                            ============
Net Assets Consist of:
Common Stock, $0.01 par value, 100,000,000 shares authorized                                                $    292,717
Paid-in capital in excess of par                                                                             517,535,093
Undistributed investment income--net                                                                           1,242,380
Accumulated realized capital losses on investments--net (Note 5)                                              (5,545,267)
Unrealized appreciation on investments--net                                                                   38,324,477
                                                                                                            ------------
Net Assets:
Equivalent to $18.85 per share based on 29,271,710 shares outstanding                                       $551,849,400
                                                                                                            ============
See Notes to Financial Statements.




The Municipal Fund Accumulation Program, Inc.
Statement of Operations                                                             For the Year Ended December 31, 1996
Investment Income (Note 1c):
Interest and premium and discount earned                                                                    $ 33,814,509

Expenses:
Investment advisory fees (Note 2)                                                          $  2,806,869
Transfer agent fees                                                                           1,483,930
Printing and shareholder reports                                                                 97,936
Accounting services (Note 2)                                                                     73,485
Registration fees (Note 1d)                                                                      61,794
Custodian fees                                                                                   50,045
Professional fees                                                                                42,718
Pricing services                                                                                 20,984
Directors' fees and expenses                                                                     16,100
Other                                                                                            11,372
                                                                                           ------------
Total expenses                                                                                                 4,665,233
                                                                                                            ------------
Investment income--net                                                                                        29,149,276

Realized & Unrealized Loss on Investments (Notes 1c & 3):
Realized loss on investments--net                                                                               (696,677)
Change in unrealized appreciation on investments--net                                                        (10,598,099)
                                                                                                            ------------
Net Increase in Net Assets Resulting from Operations                                                        $ 17,854,500
                                                                                                            ============

See Notes to Financial Statements.

The Municipal Fund Accumulation Program, Inc.
Statements of Changes in Net Assets
                                                                                                    For the
                                                                                                   Year Ended
                                                                                                   December 31,
Increase (Decrease) in Net Assets:                                                            1996             1995
Operations:
Investment income--net                                                                     $ 29,149,276     $ 30,174,069
Realized gain (loss) on investments--net                                                       (696,677)       8,961,659
Change in unrealized appreciation/depreciation on investments--net                          (10,598,099)      43,539,828
                                                                                           ------------     ------------
Net increase in net assets resulting from operations                                         17,854,500       82,675,556
                                                                                           ------------     ------------
Dividends to Shareholders (Note 1e):
Investment income--net                                                                      (29,051,296)     (30,313,535)
                                                                                           ------------     ------------
Net decrease in net assets resulting from dividends to shareholders                         (29,051,296)     (30,313,535)
                                                                                           ------------     ------------
Capital Share Transactions (Note 4):
Net decrease in net assets resulting from capital share transactions                        (18,632,382)      (7,880,024)
                                                                                           ------------     ------------
Net Assets:
Total increase (decrease) in net assets                                                     (29,829,178)      44,481,997
Beginning of year                                                                           581,678,578      537,196,581
                                                                                           ------------     ------------
End of year*                                                                               $551,849,400     $581,678,578
                                                                                           ============     ============

*Undistributed investment income--net                                                      $  1,242,380     $  1,144,400
                                                                                           ============     ============
 See Notes to Financial Statements.




The Municipal Fund Accumulation Program, Inc.
Financial Highlights
The following per share data and ratios have been derived
from information provided in the financial statements.
                                                                                For the Year Ended December 31,
Increase (Decrease) in Net Asset Value:                                 1996       1995     1994       1993       1992
Per Share Operating Performance:
Net asset value, beginning of year                                    $  19.22   $  17.51  $  19.79  $  18.93   $  18.63
                                                                      --------   --------  --------  --------   --------
Investment income--net                                                     .98       1.01      1.03      1.09       1.15
Realized and unrealized gain (loss) on investments--net                   (.37)      1.71     (2.28)     1.11        .30
                                                                      --------   --------  --------  --------   --------





Total from investment operations                                           .61       2.72     (1.25)     2.20       1.45
                                                                      --------   --------  --------  --------   --------
Less dividends and distributions:
  Investment income--net                                                  (.98)     (1.01)    (1.03)    (1.09)     (1.15)
  Realized gain on investments--net                                         --         --        --      (.25)        --
                                                                      --------   --------  --------  --------   --------
Total dividends and distributions                                         (.98)     (1.01)    (1.03)    (1.34)     (1.15)
                                                                      --------   --------  --------  --------   --------
Net asset value, end of year                                          $  18.85   $  19.22  $  17.51  $  19.79   $  18.93
                                                                      ========   ========  ========  ========   ========
Total Investment Return:
Based on net asset value per share                                       3.36%     15.88%    (6.44%)   11.93%      8.08%
                                                                      ========   ========  ========  ========   ========
Ratios to Average Net Assets:
Expenses                                                                  .83%       .86%      .89%      .86%       .88%
                                                                      ========   ========  ========  ========   ========
Investment income--net                                                   5.18%      5.40%     5.54%     5.52%      6.15%
                                                                      ========   ========  ========  ========   ========
Supplemental Data:
Net assets, end of year (in thousands)                                $551,849   $581,679  $537,197  $639,588   $536,952
                                                                      ========   ========  ========  ========   ========
Portfolio turnover                                                         72%        56%       61%       23%        24%
                                                                      ========   ========  ========  ========   ========

See Notes to Financial Statements.

The Municipal Fund Accumulation Program, Inc.
Notes to Financial Statements


1. Significant Accounting Policies:
The Municipal Fund Accumulation Program, Inc. (the "Program") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The following is a summary of significant accounting policies followed by the Program.

(a) Valuation of securities--Portfolio securities are valued by the Program's pricing agent, Kenny S&P Evaluation Services ("Kenny"). The method used by Kenny to value the Program's securities is to obtain "quotes" on comparable securities of comparable quality and to value such Program securities similarly. These values are not necessarily bids or actual last sale prices, but are estimates of the price at which the pricing agent believes the Program could sell such portfolio securities. The Board of Directors has examined the methods to be used by the Program's pricing agent in estimating the value of portfolio securities and believes that such methods will reasonably and fairly approximate the price at which portfolio securities may be sold and will result in a good faith determination of the fair value of such securities.

(b) Income taxes--It is the Program's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (net of amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Program has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Program's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Program. For such services, the Program pays a monthly fee of 0.50%, on an annual basis, of the value of the Program's average daily net assets.

FAM has entered into an Administrative Agreement with Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), Prudential Securities, Inc., Dean Witter Reynolds Inc., and Smith Barney Inc. (the "Administrators"), whereby the Administrators perform certain administrative duties on behalf of FAM. The Administrators receive a monthly fee from FAM equal to 0.20%, on an annual basis, of the Program's average daily net assets.

The Municipal Fund Accumulation Program, Inc.
Notes to Financial Statements (concluded)


Accounting services are provided to the Program by FAM at cost.

Certain officers and/or directors of the Program are officers and/or directors of FAM, PSI, MLPF&S, and/or ML & Co.

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 1996 were $378,255,178 and $402,248,742, respectively.

Net realized and unrealized gains (losses) as of December 31, 1996 were as follows:


                                     Realized     Unrealized
                                      Losses        Gains

Long-term securities              $  (696,677)   $38,324,477
                                  -----------    -----------
Total                             $  (696,677)   $38,324,477
                                  ===========    ===========

As of December 31, 1996, net unrealized appreciation for Federal income tax purposes aggregated $38,324,477, of which $38,482,556 related to appreciated securities and $158,079 related to depreciated securities. The aggregate cost of investments at December 31, 1996 for Federal income tax purposes was $508,292,785.

4. Capital Share Transactions:
Transactions in capital shares were as follows:


For the Year Ended                                  Dollar
December 31, 1996                     Shares        Amount

Shares sold                         5,183,981   $ 96,872,802
Shares issued to
shareholders in
reinvestment of dividends           1,471,903     27,416,058
                                 ------------   ------------
Total issued                        6,655,884    124,288,860
Shares redeemed                    (7,650,329)  (142,921,242)
                                 ------------   ------------
Net decrease                         (994,445)  $(18,632,382)
                                 ============   ============


For the Year Ended                                  Dollar
December 31, 1995                     Shares        Amount


Shares sold                         5,353,884   $ 98,802,679
Shares issued to
shareholders in
reinvestment of dividends           1,553,919     28,721,772
                                 ------------   ------------
Total issued                        6,907,803    127,524,451
Shares redeemed                    (7,324,857)  (135,404,475)
                                 ------------   ------------
Net decrease                         (417,054)  $ (7,880,024)
                                 ============   ============


5. Capital Loss Carryforward:
As of December 31, 1996, the Program had a net capital loss carryforward of approximately $5,549,000, of which $4,849,000 expires in 2002 and $700,000 expires in 2004. This amount will be available to offset like amounts of any future taxable gains.

------------------------------------------
STATEMENT OF ADDITIONAL
INFORMATION
--------------------------------

                                                --------------------------------
                                                                           INDEX
--------------------------------


                                                  PAGE
                                                  -----

Investment Objectives and Policies...........           2
Investment Restrictions......................           4
Investment Advisory Agreement................           5
Directors and Officers.......................           8
Net Asset Value..............................          11
Redemption of Shares.........................          12
Taxes and Distributions......................          12
Portfolio Transactions.......................          13
Performance Data.............................          14
General Information..........................          15
Description of Bond Ratings..................          15
Independent Auditors' Report.................          18
Financial Statements.........................          19


------------------------------------------

                                                                             THE
                                                                       MUNICIPAL
                                                                            FUND
                                                                      INVESTMENT
                                                                    ACCUMULATION
                                                                         PROGRAM


                                                      --------------------------
                                             STATEMENT OF ADDITIONAL INFORMATION
                                                            DATED APRIL 25, 1997
                                          --------------------------------------


                                                                        BOX 9011
                                                PRINCETON, NEW JERSEY 08543-9011
                                                                  (609) 282-2000

                                     PART C

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

    (a) Financial Statements

        Contained in Part A:


           Financial Highlights for each of the years in the ten year period ended December 31, 1996


        Contained in Part B:


           Schedule of Investments as of December 31, 1996



           Statement of Assets and Liabilities as of December 31, 1996



           Statement of Operations for the year ended December 31, 1996



           Statements of Changes in Net Assets for each of the years in the two-year period ended December 31, 1996



           Financial Highlights for each of the years in the five-year period ended December 31, 1996


    (b) Exhibits:


   EXHIBIT
   NUMBER                                                    DESCRIPTION
-------------  -------------------------------------------------------------------------------------------------------
       (1)(a)  --Amended and Restated Articles of Incorporation of Registrant (incorporated by reference to Exhibit 1 to Amendment No. 2 to Form N-8B-1 of Registrant, 1940 Act File No. 811-2694).
          (b)  --Articles Supplementary to the Articles of Incorporation of Registrant, dated October 12, 1994
                 (incorporated by reference to Exhibit 1(b) to Amendment No. 17 to Form N-1A of Registrant, 1940 Act
                 File No. 811-2694).
       (2)     --By-Laws of the Registrant (incorporated by reference to Exhibit 2 to Amendment No. 17 to Form N-1A of
                 Registrant, 1940 Act File No. 811-2694).
       (3)     --Not applicable.
       (4)     --Form of Stock Certificate (incorporated by reference to Exhibit 4(a) to Amendment No. 2 to Form
                 N-8B-1 of Registrant, 1940 Act File No. 811-2694).
       (5)     --Investment Advisory Agreement (incorporated by reference to Exhibit 5 to Amendment No. 2 to Form
                 N-8B-1 of Registrant, 1940 Act File No. 811-2694).
       (6)     --Not applicable.
       (7)     --Not applicable.
       (8)     --Custody Agreement between The Bank of New York and Registrant (incorporated by reference to Exhibit 8 to Amendment No. 2 to Form N-8B-1 of Registrant, 1940 Act File No. 811-2694).

       (9)(a)  --Administration Agreement by and among the Registrant, Merrill Lynch, Pierce, Fenner & Smith
                 Incorporated, Prudential-Bache Securities, Inc. and Dean Witter Reynolds Inc. (incorporated by reference to Exhibit (9)a to Post-Effective Amendment No. 4 to Form N-1 of the Registrant, 1933 Act
                 File No. 2-57442).
          (b)  --Agency Agreement between The Bank of New York and Registrant (incorporated by reference to Exhibit
                 (9) to Amendment No. 2 to Form N-8B-1 of Registrant, 1940 Act File No. 811-2694).
      (10)     --Opinion of Rogers & Wells (incorporated by reference to Registrant's Rule 24f-2 Notice).
      (11)     --Consent of Deloitte & Touche LLP, independent auditors for the Registrant (filed herewith).
      (12)     --Not applicable.
      (13)     --Not applicable.
      (14)     --Not applicable.
      (15)     --Not applicable.
      (16)     --Schedule of Computation of Performance Data in Response to Item 22 (incorporated by reference to
                 Exhibit 16 to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A
                 (file No. 2-57442)).
      (27)     --Financial Data Schedule (filed herewith).

ITEM 26. NUMBER OF HOLDERS OF SECURITIES


                                                                      NUMBER OF HOLDERS
TITLE OF CLASS                                                        AT MARCH 31, 1997
-------------------------------------------------------------  -------------------------------
Capital Stock, $.01 par value................................                61,897



Note: The number of holders shown above includes holders of record plus beneficial owners, whose shares are held of record by Merrill Lynch, Pierce, Fenner & Smith Incorporated.


ITEM 27. INDEMNIFICATION

    Article VI of the By-Laws of Registrant is incorporated by reference to Exhibit (2) to this Post-Effective Amendment No. 20 to Form N-1A of Registrant (1940 Act File No. 811-2694).

    The Maryland statutory indemnification provision is incorporated by reference to Exhibit (14) to Amendment No. 2 to Form N-8B-1 of Registrant (1940 Act File No. 811-2694).

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


    Fund Asset Management, L.P. (the "Investment Adviser" or "FAM"), acts as the investment adviser for the following open-end registered investment companies:
CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities

Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Puerto Rico Tax-Exempt Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc., and the Municipal Fund Accumulation Program, Inc.; and the following closed-end registered investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc., Taurus MuniCalifornia Holdings, Inc., Taurus MuniNew York Holdings, Inc. and Worldwide DollarVest Fund, Inc.



    Merrill Lynch Asset Management ("MLAM"), an affiliate of FAM, acts as the investment adviser for the following open-end registered investment companies:
Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Fund For Tomorrow, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Convertible Fund, Inc., Merrill Lynch Global Holdings Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin American Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S.A. Government Reserves, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch Utility Income Fund, Inc., and Merrill Lynch Variable Series Funds, Inc.; and the following closed-end registered investment companies:
Convertible Holdings, Inc., Merrill Lynch High Income Municipal Bond Fund, Inc., and Merrill Lynch Senior Floating Rate Fund, Inc.



    The address of each of these investment companies is Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch Funds for Institutions Series is One Financial Center, 15th Floor, Boston, Massachusetts 02111-2646. The address of the Investment Adviser, MLAM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrators, L.P. also is Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch Funds Distributor, Inc. ("MLFD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill

Lynch") and Merrill Lynch & Co., Inc. ("ML & Co.") is North Tower, World Financial Center, 250 Vesey Street, New York, New York 10281-1213. The address of Merrill Lynch Financial Data Services, Inc. ("MLFDS") is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.



    Set forth below is a list of each officer and director of FAM indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since January 1, 1994 for his own account or in the capacity of director, officer, partner or trustee. In addition, Messrs. Zeikel, Glenn and Richard hold the same positions with substantially all of the investment companies described in the preceding paragraph. Messrs. Giordano, Harvey, Kirstein and Monagle are directors or officers of one or more of such companies. Mr. Zeikel is president and a director, and Mr. Richard is treasurer, of FAM and MLAM as well as all or substantially all of the investment companies advised by FAM or MLAM.



                                          POSITION WITH                     OTHER SUBSTANTIAL BUSINESS,
             NAME                      INVESTMENT ADVISER               PROFESSION, VOCATION OR EMPLOYMENT
------------------------------  ---------------------------------  ---------------------------------------------
ML & Co.......................  Limited Partner                    Financial Services Holding Company; Limited
                                                                     Partner of MLAM.
Princeton Services, Inc.......  General Partner                    General Partner of MLAM.
Arthur Zeikel.................  President                          President of MLAM; President and Director of
                                                                     Princeton Services; Executive Vice
                                                                     President of ML & Co.; Director of MLFD;
                                                                     Executive Vice President of Merrill Lynch.
Terry K. Glenn................  Executive Vice President           Executive Vice President of MLAM; Executive
                                                                     Vice President and Director of Princeton
                                                                     Services; President and Director of MLFD;
                                                                     Director of MLFDS; President of Princeton
                                                                     Administrators, L.P.
Vincent R. Giordano...........  Senior Vice President              Senior Vice President of MLAM; Senior Vice
                                                                     President of Princeton Services.
Elizabeth Griffin.............  Senior Vice President              Senior Vice President of MLAM; Senior Vice
                                                                     President of Princeton Services.
Norman R. Harvey..............  Senior Vice President              Senior Vice President of MLAM; Senior Vice
                                                                     President of Princeton Services.
Michael J. Hennewinkel........  Senior Vice President              Senior Vice President of MLAM; Senior Vice
                                                                     President of Princeton Services.
Philip L. Kirstein............  Senior Vice President,             Senior Vice President, General Counsel and
                                  General Counsel                    Secretary of MLAM; Senior Vice President,
                                  and Secretary                      General Counsel, Director and Secretary of
                                                                     Princeton Services; Director of MLFD.

                                          POSITION WITH                     OTHER SUBSTANTIAL BUSINESS,
             NAME                      INVESTMENT ADVISER               PROFESSION, VOCATION OR EMPLOYMENT
------------------------------  ---------------------------------  ---------------------------------------------
Ronald M. Kloss...............  Senior Vice President and          Senior Vice President and Controller of MLAM;
                                  Controller                         Senior Vice President and Controller of
                                                                     Princeton Services.
Stephen M. M. Miller..........  Senior Vice President              Executive Vice President of Princeton
                                                                     Administrators, L.P.; Senior Vice President
                                                                     Princeton Services.
Joseph T. Monagle, Jr.........  Senior Vice President              Senior Vice President of MLAM; Senior Vice
                                                                     President of Princeton Services.
Michael L. Quinn..............  Senior Vice President              Senior Vice President of MLAM; Senior Vice
                                                                     President of Princeton Services; Managing
                                                                     Director and First Vice President of
                                                                     Merrill Lynch from 1989 to 1995.
Richard L. Reller.............  Senior Vice President              Senior Vice President of MLAM; Senior Vice
                                                                     President of Princeton Services.
Gerald M. Richard.............  Senior Vice President and          Senior Vice President and Treasurer of MLAM;
                                  Treasurer                          Senior Vice President and Treasurer of
                                                                     Princeton Services; Vice President and
                                                                     Treasurer of MLFD.
Ronald L. Welburn.............  Senior Vice President              Senior Vice President of MLAM; Senior Vice
                                                                     President of Princeton Services.
Anthony Wiseman...............  Senior Vice President              Senior Vice President of MLAM; Senior Vice
                                                                     President of Princeton Services.


ITEM 29. PRINCIPAL UNDERWRITERS


    Not applicable.


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the offices of Registrant, 800 Scudders Mill Road, Plainsboro, New Jersey 08536 and The Bank of New York, 90 Washington Street, 12th Floor, New York, New York 10286.


ITEM 31. MANAGEMENT SERVICES

    Other than as set forth under "Investment Advisory Agreement" in the Statement of Additional Information constituting Part B of the Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 32. UNDERTAKINGS


    (a) Not applicable.



    (b) Not applicable.



    (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request, and without charge.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 25th day of April, 1997.


                                          THE MUNICIPAL FUND ACCUMULATION
                                            PROGRAM, INC.
                                            (Registrant)


                                          By          /S/ TERRY K. GLENN



                                            ------------------------------------
                                                      Terry K. Glenn,
                                                  EXECUTIVE VICE PRESIDENT


    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


                     SIGNATURE                                         TITLE                           DATE
---------------------------------------------------  ------------------------------------------  ----------------
                   *                                 President and Director (Principal             April 25, 1997
 ...................................................    Executive Officer)
                  (Arthur Zeikel)
                   *                                 Treasurer (Principal Financial and            April 25, 1997
 ...................................................    Accounting Officer)
                (Gerald M. Richard)
                   *                                 Director
 ...................................................
                (Ronald W. Forbes)
                   *                                 Director
 ...................................................
              (Cynthia A. Montgomery)
                   *                                 Director
 ...................................................
                (Charles C. Reilly)
                   *                                 Director
 ...................................................
                  (Kevin A. Ryan)
                   *                                 Director
 ...................................................
                 (Richard R. West)
*By:          /S/ TERRY K. GLENN                                                                   April 25, 1997
    ...............................................
                 (Terry K. Glenn)
                 ATTORNEY-IN-FACT

                               INDEX TO EXHIBITS


  EXHIBIT
  NUMBERS
-----------
        11   --Consent of Deloitte & Touche LLP......................................................................

        27   --Financial Data Schedule...............................................................................